UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 1.1%	AAR Corp. (a)	4,300	$94,342
	AeroVironment, Inc. (a)	1,800	50,562
	Aerosonic Corp. (a)	200	960
	Alliant Techsystems, Inc. (a)(b)	4,062	316,227
	The Allied Defense Group, Inc. (a)	1,000	5,210
	American Defense Systems, Inc. (a)	13,400	6,834
	Applied Energetics, Inc. (a)(c)	3,765	1,735
	Applied Signal Technology, Inc.	2,500	58,175
	Argon ST, Inc. (a)	1,800	34,290
	Arotech Corp. (a)	14	26
	Astronics Corp. (a)	1,000	9,400
	Astrotech Corp. (a)	50	141
	Aviation General, Inc. (a)	1,200	—
	BE Aerospace, Inc. (a)	10,600	213,484
	Ceradyne, Inc. (a)	2,875	52,699
	Cubic Corp.	1,800	71,046
	Curtiss-Wright Corp.	4,900	167,237
	Ducommun, Inc.	1,600	30,256
	DynCorp. International, Inc. (a)	2,600	46,800
	Esterline Technologies Corp. (a)	3,700	145,077
	Force Protection, Inc. (a)	8,800	48,048
	GenCorp, Inc. (a)	6,000	32,160
	HI Shear Technology Corp.	700	13,349
	Hawk Corp., Class A (a)	800	10,976
	Heico Corp., Class A	1,792	60,767
	Herley Industries, Inc. (a)	975	12,724
	Hexcel Corp. (a)	9,500	108,680
	ICx Technologies, Inc. (a)	200	1,184
	Innovative Solutions & Support, Inc. (a)	1,593	7,981
	Kratos Defense & Security Solutions, Inc. (a)	440	3,850
	LMI Aerospace, Inc. (a)	1,500	15,045
	Ladish Co., Inc. (a)	2,500	37,825
	Mantech International Corp., Class A (a)	2,195	103,516
	Moog, Inc. Class A (a)	3,725	109,888
	Orbital Sciences Corp. (a)	6,400	95,808
	RBC Bearings, Inc. (a)	2,400	55,992
	Smith & Wesson Holding Corp. (a)	9,700	50,731
	Spirit Aerosystems Holdings, Inc., Class A (a)	11,600	209,496
	Sturm Ruger & Co., Inc.	3,700	47,878
	Taser International, Inc. (a)	6,930	32,710
	Teledyne Technologies, Inc. (a)	4,900	176,351
	TransDigm Group, Inc. (a)	4,800	239,088
	Triumph Group, Inc.	2,400	115,176
	VSE Corp.	1,000	39,010

			2,932,734

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Alternative Energy - 0.5%	Akeena Solar, Inc. (a)(c)	2,600	$2,938
	Allegro Biodiesel Corp. (a)	2	—
	Ascent Solar Technologies, Inc. (a)	1,500	11,310
	BioFuel Energy Corp. (a)	4,600	3,128
	Daystar Technologies, Inc. (a)	3,700	2,775
	Ener1, Inc. (a)	4,100	28,372
	Energy Conversion Devices, Inc. (a)(c)	6,500	75,270
	Evergreen Solar, Inc. (a)(c)	16,600	31,872
	First Solar, Inc. (a)(c)	5,700	871,302
	FuelCell Energy, Inc. (a)(c)	11,800	50,386
	GT Solar International, Inc. (a)	3,300	19,173
	GreenHunter Energy, Inc. (a)	300	591
	Hoku Scientific, Inc. (a)(c)	2,900	8,584
	Pacific Ethanol, Inc. (a)	2,900	1,494
	Plug Power, Inc. (a)	12,107	10,654
	Raser Technologies, Inc. (a)(c)	4,700	7,191
	SunPower Corp., Class A (a)(c)	7,950	237,626
	Verenium Corp. (a)	441	3,016

			1,365,682

Automobiles & Parts - 0.7%	American Axle & Manufacturing Holdings, Inc. (c)	7,500	53,100
	Amerigon, Inc. (a)	4,300	31,605
	ArvinMeritor, Inc.	8,100	63,342
	BorgWarner, Inc.	14,100	426,666
	Cooper Tire & Rubber Co.	6,500	114,270
	Dana Holding Corp. (a)	9,100	61,971
	Dorman Products, Inc. (a)	1,300	19,526
	Exide Technologies (a)	6,887	54,889
	Federal-Mogul Corp., Class A (a)	2,600	31,382
	Fuel Systems Solutions, Inc. (a)	2,050	73,780
	Gentex Corp.	14,890	210,694
	LKQ Corp. (a)	14,700	272,538
	LoJack Corp. (a)	3,000	15,270
	Modine Manufacturing Co.	1,900	17,613
	Quantum Fuel Systems Technologies	10,712	14,247
	Worldwide, Inc. (a)(c)
	Shiloh Industries, Inc. (a)	400	1,800
	Standard Motor Products, Inc.	1,300	19,760
	Stoneridge, Inc. (a)	1,700	12,036
	Strattec Security Corp.	900	12,834
	Superior Industries International, Inc.	3,110	44,162
	TRW Automotive Holdings Corp. (a)	7,220	120,935
	Tenneco, Inc. (a)	5,200	67,808
	Titan International, Inc.	3,775	33,598
	U.S. Auto Parts Network, Inc. (a)	3,900	21,255

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	United Capital Corp. (a)	600	$13,872
	WABCO Holdings, Inc.	8,700	182,700
	Williams Controls, Inc. (a)	500	4,490

			1,996,143

Banks - 4.4%	1st Source Corp.	1,510	24,613
	Abington Bancorp, Inc.	2,400	18,576
	Alliance Financial Corp.	500	13,525
	Amcore Financial, Inc.	3,170	5,072
	Ameriana Bancorp	200	670
	American National Bankshares, Inc.	600	13,092
	AmericanWest Bancorp (a)	2,200	1,166
	Ameris Bancorp	1,532	10,951
	Ames National Corp.	700	16,877
	Anchor Bancorp Wisconsin, Inc.	2,600	3,380
	Arrow Financial Corp.	1,205	32,887
	Associated Banc-Corp.	15,459	176,542
	Astoria Financial Corp.	11,150	123,096
	Atlantic Coast Federal Corp.	74	160
	BCSB Bancorp, Inc. (a)	631	5,401
	BOK Financial Corp. (c)	2,501	115,846
	BancTrust Financial Group, Inc.	1,988	7,097
	Bancfirst Corp.	1,000	36,930
	The Bancorp, Inc. (a)	3,400	19,448
	Bancorp of New Jersey, Inc. (a)	1,300	13,338
	Bancorp Rhode Island, Inc.	900	22,482
	BancorpSouth, Inc.	8,200	200,162
	Bank Mutual Corp.	5,900	52,156
	Bank of Granite Corp. (a)	781	804
	Bank of Hawaii Corp. (b)	6,000	249,240
	Bank of Marin Bancorp	500	15,665
	Bank of the Ozarks, Inc. (b)	1,700	45,101
	BankAtlantic Bancorp, Inc.	13,167	38,184
	BankFinancial Corp.	2,200	21,076
	Banner Corp.	2,500	6,825
	Bar Harbor Bankshares	500	17,000
	Beneficial Mutual Bancorp, Inc. (a)	4,000	36,520
	Berkshire Bancorp, Inc.	300	2,049
	Berkshire Hills Bancorp, Inc.	1,700	37,298
	Boston Private Financial Holdings, Inc.	6,300	41,013
	Bridge Bancorp, Inc.	1,100	26,763
	Brookline Bancorp, Inc.	6,399	62,198
	Bryn Mawr Bank Corp.	700	12,229
	CFS Bancorp, Inc.	2,100	9,954
	CVB Financial Corp.	13,575	103,034
	California First National Bancorp	600	6,642
	Camco Financial Corp.	500	1,085
	Camden National Corp.	800	26,432

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cape Bancorp, Inc. (a)	200	$1,536
	Capital Bank Corp.	1,800	8,964
	Capital City Bank Group, Inc.	1,325	18,815
	CapitalSource, Inc.	27,641	119,962
	Capitol Bancorp Ltd.	1,820	4,750
	Capitol Federal Financial	2,340	77,033
	Cardinal Financial Corp.	4,200	34,566
	Carrollton Bancorp	210	1,155
	Cascade Bancorp	2,975	3,600
	Cascade Financial Corp.	515	875
	Cathay General Bancorp (c)	7,622	61,662
	Center Bancorp, Inc.	3,015	22,703
	Center Financial Corp.	1,800	6,876
	Centerstate Banks, Inc.	1,300	10,257
	Central Pacific Financial Corp.	9,176	23,123
	Century Bancorp, Inc., Class A	900	19,530
	Charter Financial Corp.	500	6,030
	Chemical Financial Corp.	2,713	59,116
	Chicopee Bancorp, Inc. (a)	600	7,926
	Citizens & Northern Corp.	1,012	14,967
	Citizens Banking Corp. (a)	69,585	52,884
	Citizens First Bancorp, Inc. (a)	1,600	1,312
	Citizens South Banking Corp.	2,328	14,201
	City Holding Co.	1,800	53,658
	City National Corp.	5,500	214,115
	CityBank (c)	2,050	5,309
	Clifton Savings Bancorp, Inc.	980	9,604
	CoBiz Financial, Inc.	2,250	11,205
	Colony Bankcorp, Inc.	500	3,000
	Columbia Banking System, Inc.	4,230	70,006
	Comm Bancorp, Inc.	100	2,805
	Commerce Bancshares, Inc.	7,879	293,414
	Community Bank System, Inc.	3,600	65,772
	Community Trust Bancorp, Inc.	1,580	41,348
	Corus Bankshares, Inc. (a)(c)	4,800	432
	Cullen/Frost Bankers, Inc.	6,840	353,217
	Danvers Bancorp, Inc.	3,700	50,283
	Dime Community Bancshares, Inc.	3,700	42,291
	Doral Financial Corp. (a)	677	2,505
	ESB Financial Corp.	629	8,422
	ESSA Bancorp, Inc.	2,400	31,704
	East-West Bancorp, Inc.	9,497	78,825
	Eastern Virginia Bankshares, Inc.	300	2,367
	Encore Bancshares, Inc. (a)	1,700	15,283
	Enterprise Financial Services Corp.	2,700	24,975

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	EuroBancshares, Inc. (a)	1,400	$2,450
	F.N.B. Corp.	12,236	86,998
	FNB United Corp.	300	798
	Farmers Capital Bank Corp.	300	5,364
	Financial Institutions, Inc.	1,900	18,943
	First BanCorp., Puerto Rico	8,600	26,230
	First Bancorp, Inc.	400	7,440
	First Bancorp, North Carolina	1,800	32,490
	First Busey Corp. (c)	3,050	14,335
	First Citizens Banc Corp.	1,000	5,280
	First Citizens BancShares, Inc., Class A	651	103,574
	First Commonwealth Financial Corp.	9,100	51,688
	First Community Bancshares, Inc.	1,200	15,144
	First Defiance Financial Corp.	800	11,928
	First Federal Bancshares of Arkansas, Inc.	1,200	4,644
	First Financial Bancorp	4,710	56,756
	First Financial Bankshares, Inc.	1,966	97,238
	First Financial Corp.	1,100	33,704
	First Financial Holdings, Inc.	1,400	22,358
	First Financial Northwest, Inc.	3,100	18,042
	First Financial Service Corp.	358	4,822
	First M&F Corp.	600	1,650
	First Merchants Corp.	2,533	17,655
	First Midwest Bancorp, Inc.	6,175	69,592
	First Niagara Financial Group, Inc.	18,789	231,668
	The First of Long Island Corp.	400	10,636
	First Place Financial Corp.	1,915	5,649
	First Regional Bancorp (a)	600	726
	First Security Group, Inc.	200	770
	First South Bancorp, Inc.	1,000	11,500
	First State Bancorp. (a)	3,300	3,927
	First United Corp.	700	7,693
	FirstMerit Corp.	10,930	207,995
	Flagstar Bancorp, Inc. (a)	7,800	8,034
	Flushing Financial Corp.	2,950	33,630
	Fox Chase Bancorp, Inc. (a)	1,600	16,032
	Frontier Financial Corp. (c)	5,400	5,886
	Fulton Financial Corp.	18,411	135,505
	German American Bancorp, Inc.	661	10,252
	Glacier Bancorp, Inc.	6,556	97,947
	Great Southern Bancorp, Inc.	1,100	26,081
	Greene County Bancshares, Inc.	1,816	9,080
	Guaranty Bancorp (a)	5,400	7,992
	HMN Financial, Inc.	900	3,375
	Hampton Roads Bankshares, Inc.	4,404	12,684

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Hancock Holding Co.	3,000	$112,710
	Hanmi Financial Corp. (a)	7,356	12,064
	Harleysville National Corp.	4,668	24,880
	Hawthorn Bancshares, Inc.	260	2,597
	Heartland Financial USA, Inc.	1,700	25,075
	Heritage Commerce Corp.	1,900	8,968
	Heritage Financial Corp.	420	5,523
	Home Bancorp, Inc. (a)	1,000	12,170
	Home Bancshares, Inc.	1,716	37,615
	Home Federal Bancorp, Inc.	1,800	20,556
	Horizon Financial Corp.	625	513
	IBERIABANK Corp.	2,800	127,568
	Independent Bank Corp./MA	2,313	51,187
	Independent Bank Corp./MI	2,524	4,796
	Indiana Community Bancorp	1,100	9,823
	Integra Bank Corp.	2,200	2,442
	International Bancshares Corp.	6,141	100,160
	Intervest Bancshares Corp.	2,100	7,560
	Investors Bancorp, Inc. (a)	5,678	60,244
	Jefferson Bancshares, Inc.	1,900	9,823
	Kearny Financial Corp.	2,300	23,966
	Lakeland Bancorp, Inc.	2,600	19,500
	Lakeland Financial Corp.	1,700	35,105
	Legacy Bancorp, Inc./MA	1,700	17,850
	Louisiana Bancorp, Inc. (a)	600	8,220
	MB Financial, Inc.	6,530	136,934
	Macatawa Bank Corp.	787	2,046
	MainSource Financial Group, Inc.	2,301	15,647
	Malvern Federal Bancorp, Inc.	1,200	10,800
	Mercantile Bank Corp.	2,070	8,715
	Merchants Bancshares, Inc.	550	11,748
	Metro Bancorp, Inc. (a)	700	8,519
	Mid Penn Bancorp, Inc.	115	1,616
	Midwest Banc Holdings, Inc. (a)	1,000	710
	MidwestOne Financial Group, Inc.	900	8,100
	MutualFirst Financial, Inc.	300	2,112
	NASB Financial, Inc.	400	10,520
	NBT Bancorp, Inc.	3,560	80,242
	Nara Bancorp, Inc.	3,100	21,545
	National Bankshares, Inc.	100	2,545
	National Penn Bancshares, Inc.	17,027	104,035
	New York Community Bancorp, Inc. (c)	40,941	467,546
	NewAlliance Bancshares, Inc.	13,200	141,240
	Newbridge Bancorp	2,004	5,491
	North Valley Bancorp	2,200	6,578
	Northern States Financial Corp.	300	1,188

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Northfield Bancorp, Inc.	2,200	$28,160
	Northwest Bancorp, Inc.	2,000	45,680
	Norwood Financial Corp.	157	4,883
	OceanFirst Financial Corp.	1,700	19,720
	Ohio Valley Banc Corp.	875	23,188
	Old National Bancorp	7,332	82,118
	Old Second Bancorp, Inc. (c)	1,886	10,807
	Oriental Financial Group	3,894	49,454
	Oritani Financial Corp.	1,400	19,096
	Orrstown Financial Service, Inc.	200	7,728
	PAB Bankshares, Inc. (a)	612	1,897
	PVF Capital Corp.	321	754
	PacWest Bancorp	4,061	77,362
	Pacific Capital Bancorp	12,210	17,582
	Pacific Continental Corp.	1,300	13,689
	Pamrapo Bancorp, Inc.	1,000	7,000
	Park National Corp. (c)	1,230	71,758
	Parkvale Financial Corp.	500	4,680
	Peapack-Gladstone Financial Corp.	906	14,550
	Penns Woods Bancorp, Inc.	800	25,608
	Peoples Bancorp of North Carolina, Inc.	363	2,447
	Peoples Bancorp, Inc.	1,095	14,290
	Peoples Financial Corp.	1,000	18,610
	Pinnacle Financial Partners, Inc. (a)	5,342	67,897
	Popular, Inc.	36,539	103,405
	Porter Bancorp, Inc.	985	16,056
	Preferred Bank	2,494	8,130
	Premierwest Bancorp	840	2,276
	PrivateBancorp, Inc.	5,100	124,746
	Prosperity Bancshares, Inc.	6,000	208,740
	Provident Financial Holdings, Inc.	500	4,040
	Provident Financial Services, Inc.	6,689	68,830
	Provident New York Bancorp	4,803	45,869
	Prudential Bancorp, Inc. of Pennsylvania	1,400	14,056
	Pulaski Financial Corp.	1,000	7,570
	Renasant Corp.	2,475	36,754
	Republic Bancorp, Inc., Class A	1,448	28,902
	Republic First Bancorp, Inc. (a)	1,946	8,835
	Riverview Bancorp, Inc.	200	740
	Rockville Financial, Inc.	1,300	13,975
	Rodman & Renshaw Capital Group, Inc. (a)	5,300	31,906
	Roma Financial Corp.	900	11,187
	Rome Bancorp, Inc.	2,000	16,600
	Royal Bancshares of Pennsylvania, Class A (a)	785	1,217
	S&T Bancorp, Inc.	3,000	38,880
	SCBT Financial Corp.	1,200	33,720

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	SVB Financial Group (a)	4,275	$184,979
	SY Bancorp, Inc.	1,310	30,248
	Sandy Spring Bancorp, Inc.	2,050	33,374
	Santander BanCorp (a)	703	6,854
	Savannah Bancorp, Inc.	188	1,538
	Seacoast Banking Corp. of Florida	2,970	7,484
	Shore Bancshares, Inc.	850	14,221
	Sierra Bancorp	800	9,608
	Signature Bank (a)	5,600	162,400
	Simmons First National Corp., Class A	1,500	43,215
	Smithtown Bancorp, Inc.	1,100	12,694
	The South Financial Group, Inc.	27,855	40,947
	Southside Bancshares, Inc.	1,735	39,072
	Southwest Bancorp, Inc.	2,200	30,888
	Southwest Georgia Financial Corp.	132	1,016
	State Bancorp, Inc.	1,425	12,041
	StellarOne Corp.	2,425	35,769
	Sterling Bancorp	2,605	18,808
	Sterling Bancshares, Inc.	10,325	75,476
	Sterling Financial Corp.	12,643	25,286
	Suffolk Bancorp	1,200	35,532
	Summit Financial Group, Inc.	500	2,625
	Sun Bancorp, Inc. (a)	2,109	11,136
	Superior Bancorp (a)	250	610
	Susquehanna Bancshares, Inc.	9,700	57,133
	Synovus Financial Corp.	46,790	175,463
	TCF Financial Corp.	15,290	199,382
	TF Financial Corp.	100	1,875
	TFS Financial Corp.	10,500	124,950
	Teche Holding Co.	200	6,620
	Texas Capital Bancshares, Inc. (a)	5,600	94,304
	TierOne Corp. (a)	1,100	3,663
	Tompkins Trustco, Inc.	832	36,358
	Tower Bancorp, Inc.	400	10,508
	Towne Bank (c)	2,600	33,150
	Trico Bancshares	1,600	26,240
	TrustCo Bank Corp. NY	8,360	52,250
	Trustmark Corp.	6,100	116,205
	UCBH Holdings, Inc. (c)	28,250	22,600
	UMB Financial Corp.	3,420	138,305
	Umpqua Holdings Corp.	11,866	125,780
	Union Bankshares Corp.	1,450	18,053
	United Bancorp, Inc.	336	2,856
	United Bankshares, Inc. (c)	4,800	94,032
	United Community Banks, Inc. (a)(c)	5,500	27,500

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	United Community Financial Corp. (a)	1,678	$2,920
	United Financial Bancorp, Inc.	1,100	12,738
	United Security Bancshares (a)	206	927
	United Western Bancorp, Inc.	1,600	6,352
	Univest Corp. of Pennsylvania	1,400	30,338
	Valley National Bancorp	17,922	220,261
	ViewPoint Financial Group	2,100	29,484
	Virginia Commerce Bancorp (a)	3,080	12,289
	W Holding Co., Inc. (c)	205	2,747
	WSFS Financial Corp.	900	23,976
	WVS Financial Corp.	200	2,960
	Washington Federal, Inc.	14,021	236,394
	Washington Trust Bancorp, Inc.	1,300	22,776
	Waterstone Financial, Inc. (a)	600	3,036
	Wayne Savings Bancshares, Inc.	151	903
	Webster Financial Corp.	6,973	86,953
	WesBanco, Inc.	2,789	43,118
	West Bancorp., Inc.	840	4,166
	West Coast Bancorp	2,200	5,456
	Westamerica Bancorp.	3,700	192,400
	Western Alliance Bancorp (a)	6,400	40,384
	Westfield Financial, Inc.	4,000	33,880
	Whitney Holding Corp.	10,025	95,639
	Wilmington Trust Corp.	9,300	132,060
	Wilshire Bancorp, Inc.	4,000	29,360
	Wintrust Financial Corp.	3,450	96,462
	Yardkin Valley Financial Corp.	1,200	5,604

			12,001,962

Beverages - 0.3%	Boston Beer Co., Inc., Class A (a)	1,300	48,204
	Central European Distribution Corp. (a)	6,073	198,951
	Coca-Cola Bottling Co. Consolidated	400	19,372
	Hansen Natural Corp. (a)	8,800	323,312
	Jamba, Inc. (a)	6,000	11,160
	Jones Soda Co. (a)	4,200	3,528
	National Beverage Corp. (a)	2,160	24,862
	PepsiAmericas, Inc.	6,327	180,699
	Reddy Ice Holdings, Inc. (a)	1,000	5,440
	Willamette Valley Vineyards, Inc. (a)	800	3,320

			818,848

Chemicals - 2.3%	Aceto Corp.	2,725	17,985
	Albemarle Corp.	11,000	380,600
	American Vanguard Corp.	1,300	10,803
	Arch Chemicals, Inc.	2,700	80,973
	Ashland, Inc.	7,300	315,506
	Balchem Corp.	2,000	52,600

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cabot Corp.	5,300	$122,483
	Calgon Carbon Corp. (a)	7,400	109,742
	Calumet Specialty Products Partners LP	1,400	22,176
	Cambrex Corp. (a)	3,100	19,530
	Celanese Corp., Series A	16,300	407,500
	Cytec Industries, Inc.	5,100	165,597
	Ferro Corp.	6,700	59,630
	Georgia Gulf Corp. (a)	256	7,680
	H.B. Fuller Co.	5,300	110,770
	Hammond Industries, Inc. (a)	6,800	68
	Hawkins, Inc.	1,900	44,384
	Huntsman Corp.	18,300	166,713
	ICO, Inc. (a)	3,300	15,411
	Innophos Holdings, Inc.	1,200	22,200
	KMG Chemicals, Inc.	1,750	19,548
	Koppers Holdings, Inc.	2,200	65,230
	Kronos Worldwide, Inc.	482	4,969
	LSB Industries, Inc. (a)	2,400	37,368
	Lubrizol Corp.	7,915	565,606
	Material Sciences Corp. (a)	900	1,755
	Metabolix, Inc. (a)	2,500	25,700
	Minerals Technologies, Inc.	2,100	99,876
	The Mosaic Co.	17,600	846,032
	NL Industries, Inc.	900	6,030
	Nanophase Technologies Corp. (a)	3,000	3,450
	NewMarket Corp.	1,520	141,421
	OM Group, Inc. (a)	3,800	115,482
	Olin Corp.	8,792	153,332
	Omnova Solutions, Inc. (a)	2,400	15,552
	Penford Corp.	2,100	15,057
	PolyOne Corp. (a)	9,500	63,365
	Polypore International, Inc. (a)	2,100	27,111
	Quaker Chemical Corp.	2,100	46,053
	RPM International, Inc.	13,700	253,313
	Rentech, Inc. (a)(c)	30,300	49,086
	Rockwood Holdings, Inc. (a)	5,000	102,850
	Schulman A, Inc.	3,100	61,783
	Senomyx, Inc. (a)	3,400	13,702
	Sensient Technologies Corp.	5,000	138,850
	Solutia, Inc. (a)	15,097	174,823
	Spartech Corp.	3,400	36,618
	Stepan Co.	1,300	78,104
	TOR Minerals International, Inc. (a)	1,300	638
	Terra Industries, Inc. (a)	10,800	374,436
	Terra Nitrogen Co. LP	700	72,961
	Tredegar Corp.	2,500	36,250

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Valhi, Inc.	1,240	$15,029
	Valspar Corp.	11,300	310,863
	W.R. Grace & Co. (a)	6,300	136,962
	Westlake Chemical Corp.	2,100	53,970
	Zep, Inc.	1,500	24,375
	Zoltek Cos., Inc. (a)(c)	3,100	32,550

			6,352,451

Construction & Materials - 2.0%	A.O. Smith Corp.	3,500	133,350
	Aaon, Inc.	1,550	31,124
	Acuity Brands, Inc.	4,500	144,945
	Advanced Environmental Recycling Technologies, Inc. Class A (a)	7,600	4,484
	American Biltrite, Inc. (a)	200	310
	American Woodmark Corp.	1,000	19,340
	Ameron International Corp.	1,000	69,980
	Apogee Enterprises, Inc.	3,100	46,562
	Argan, Inc. (a)	900	12,096
	Armstrong World Industries, Inc. (a)	1,800	62,028
	Baran Group Ltd. (a)	102	816
	BlueLinx Holdings, Inc. (a)	2,000	8,020
	Builders FirstSource, Inc. (a)(c)	1,900	8,284
	Building Material Holding Corp. (a)	2,180	120
	EMCOR Group, Inc. (a)	7,200	182,304
	Eagle Materials, Inc.	5,020	143,471
	Gibraltar Industries, Inc.	3,400	45,118
	Granite Construction, Inc.	4,550	140,777
	Griffon Corp. (a)	5,628	56,674
	Headwaters, Inc. (a)	7,500	29,025
	Hill International, Inc. (a)	3,400	24,140
	Insituform Technologies, Inc., Class A (a)	3,900	74,646
	Insteel Industries, Inc.	1,900	22,705
	Integrated Electrical Services, Inc. (a)	1,500	12,075
	KBR, Inc.	19,200	447,168
	Layne Christensen Co. (a)	2,100	67,305
	Lennox International, Inc.	5,600	202,272
	Louisiana-Pacific Corp. (a)	13,400	89,378
	MDU Resources Group, Inc.	18,325	382,076
	MYR Group, Inc. (a)	2,600	54,834
	Martin Marietta Materials, Inc. (c)	4,900	451,143
	McDermott International, Inc. (a)	27,500	694,925
	Mueller Water Products, Inc., Series A	12,100	66,308
	NCI Building Systems, Inc. (a)(c)	6,200	19,840
	Northwest Pipe Co. (a)	1,200	40,236
	Omega Flex, Inc.	500	8,385
	Orion Marine Group, Inc. (a)	2,400	49,296
	Owens Corning, Inc. (a)	9,700	217,765
	PGT, Inc. (a)	625	1,794

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Pike Electric Corp. (a)	2,700	$32,346
	Quanex Building Products Corp.	3,050	43,798
	Quixote Corp. (a)	1,000	2,490
	Shaw Group, Inc. (a)	9,900	317,691
	Simpson Manufacturing Co., Inc.	4,100	103,566
	Sterling Construction Co., Inc. (a)	1,400	25,074
	TRC Cos., Inc. (a)	800	2,760
	Texas Industries, Inc. (c)	2,800	117,572
	Trex Co., Inc. (a)(c)	1,800	32,760
	Tutor Perini Corp. (a)	3,200	68,160
	U.S. Concrete, Inc. (a)	5,600	9,688
	USG Corp. (a)(c)	7,400	127,132
	Universal Forest Products, Inc.	2,000	78,920
	Valmont Industries, Inc.	2,200	187,396
	Watsco, Inc.	3,700	199,467
	Watts Water Technologies, Inc., Class A	3,200	96,800

			5,510,739

Electricity - 2.3%	Allete, Inc.	3,100	104,067
	Alliant Energy Corp.	13,300	370,405
	Black Hills Corp.	4,000	100,680
	CH Energy Group, Inc.	1,700	75,327
	Calpine Corp. (a)	42,500	489,600
	Central Vermont Public Service Corp.	1,600	30,880
	Cleco Corp.	6,300	158,004
	Covanta Holding Corp. (a)	15,480	263,160
	DPL, Inc.	14,035	366,313
	El Paso Electric Co. (a)	5,500	97,185
	The Empire District Electric Co.	5,300	95,877
	Great Plains Energy, Inc.	16,612	298,185
	Hawaiian Electric Industries, Inc.	11,720	212,366
	IDACORP, Inc.	4,800	138,192
	ITC Holdings Corp.	6,300	286,335
	MGE Energy, Inc.	2,400	87,552
	Mirant Corp. (a)	17,500	287,525
	NRG Energy, Inc. (a)	30,460	858,667
	NSTAR	11,500	365,930
	NV Energy, Inc.	24,800	287,432
	NorthWestern Corp.	4,200	102,606
	Ormat Technologies, Inc.	2,000	81,640
	Otter Tail Corp.	3,500	83,755
	Portland General Electric Co.	9,800	193,256
	RRI Energy, Inc. (a)	39,500	282,030
	Renegy Holdings, Inc. (a)	396	535
	UIL Holdings Corp.	2,733	72,124

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	US Geothermal, Inc. (a)	13,700	$21,372
	Unisource Energy Corp.	4,100	126,075
	Unitil Corp.	900	20,205
	Westar Energy, Inc.	13,325	259,971

			6,217,251

Electronic & Electrical Equipment - 3.3%	ATMI, Inc. (a)	3,500	63,525
	AVX Corp.	5,300	63,229
	AZZ, Inc. (a)	1,400	56,238
	ActivIdentity Corp. (a)	3,700	10,249
	Active Power, Inc. (a)	3,500	3,010
	Adept Technology, Inc. (a)	40	128
	Advanced Battery Technologies, Inc. (a)(c)	9,200	39,928
	Allied Motion Technologies, Inc. (a)	115	269
	Altair Nanotechnologies, Inc. (a)(c)	8,900	10,235
	American Science & Engineering, Inc.	1,400	95,256
	American Superconductor Corp. (a)(c)	5,300	177,762
	Ametek, Inc.	12,600	439,866
	Anaren, Inc. (a)	1,700	28,900
	Anixter International, Inc. (a)	4,200	168,462
	Arrow Electronics, Inc. (a)	12,900	363,135
	Avnet, Inc. (a)	16,264	422,376
	Badger Meter, Inc.	2,300	88,987
	Baldor Electric Co.	4,600	125,764
	Beacon Power Corp. (a)(c)	7,730	5,449
	Bel Fuse, Inc.	600	11,418
	Belden, Inc.	5,100	117,810
	Benchmark Electronics, Inc. (a)	7,184	129,312
	Brady Corp.	5,200	149,344
	C&D Technologies, Inc. (a)(c)	2,800	6,020
	CTS Corp.	4,000	37,200
	Capstone Turbine Corp. (a)(c)	32,700	43,164
	Checkpoint Systems, Inc. (a)	4,300	70,692
	Cogent, Inc. (a)	4,200	42,420
	Cognex Corp.	4,085	66,912
	Coherent, Inc. (a)	2,500	58,300
	Coleman Cable, Inc. (a)	2,300	10,074
	CommScope, Inc. (a)	10,216	305,765
	Comverge, Inc. (a)	3,200	39,072
	Cyberoptics Corp. (a)	1,100	7,403
	DDi Corp. (a)	3,627	15,415
	Daktronics, Inc.	4,200	35,994
	Digital Angel Corp. (a)	588	635
	Dionex Corp. (a)	2,000	129,940
	ESCO Technologies, Inc. (a)	2,800	110,320
	Echelon Corp. (a)	3,800	48,906
	Electro Scientific Industries, Inc. (a)	3,400	45,526

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Encore Wire Corp.	2,527	$56,453
	EnerNOC, Inc. (a)	1,800	59,688
	EnerSys (a)	5,500	121,660
	FEI Co. (a)	4,100	101,065
	Faro Technologies, Inc. (a)	2,200	37,796
	Franklin Electric Co., Inc.	2,200	63,074
	General Cable Corp. (a)	6,600	258,390
	GrafTech International Ltd. (a)	13,100	192,570
	Greatbatch, Inc. (a)	2,800	62,916
	Houston Wire & Cable Co.	2,400	26,520
	Hubbell, Inc., Class B	5,400	226,800
	II-VI, Inc. (a)	2,800	71,232
	IPG Photonics Corp. (a)	3,000	45,600
	Intevac, Inc. (a)	2,400	32,256
	IntriCon Corp. (a)	500	1,635
	Itron, Inc. (a)	4,900	314,286
	Keithley Instruments, Inc.	1,200	6,648
	L-1 Identity Solutions, Inc. (a)	8,851	61,868
	LSI Industries, Inc.	2,950	19,618
	LaBarge, Inc. (a)	1,100	12,375
	Landauer, Inc.	1,000	54,980
	LeCroy Corp. (a)	900	3,645
	Lightpath Technologies, Inc., Class A (a)	100	248
	Lime Energy Co. (a)	700	3,885
	Littelfuse, Inc. (a)	2,370	62,189
	MTS Systems Corp.	1,900	55,499
	Mace Security International, Inc. (a)	450	468
	Magnetek, Inc. (a)	1,700	2,652
	Maxwell Technologies, Inc. (a)	2,900	53,447
	Measurement Specialties, Inc. (a)	1,500	15,315
	Merix Corp. (a)	2,700	8,127
	Methode Electronics, Inc.	4,300	37,281
	Mettler Toledo International, Inc. (a)	4,100	371,419
	Microvision, Inc. (a)(c)	7,600	41,876
	Multi-Fineline Electronix, Inc. (a)	1,100	31,581
	NU Horizons Electronics Corp. (a)	2,900	11,484
	NVE Corp. (a)	900	47,844
	Napco Security Technologies, Inc. (a)	3,700	4,921
	National Instruments Corp.	6,200	171,306
	Newport Corp. (a)	4,700	41,172
	OSI Systems, Inc. (a)	2,200	40,238
	Orion Energy Systems, Inc. (a)	2,600	8,138
	Park Electrochemical Corp.	2,050	50,533
	Planar Systems, Inc. (a)	900	2,412
	Plexus Corp. (a)	4,300	113,262
	Powell Industries, Inc. (a)	1,100	42,229

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Power-One, Inc. (a)	8,800	$17,160
	Powerwave Technologies, Inc. (a)	14,400	23,040
	Regal-Beloit Corp.	3,705	169,356
	Research Frontiers, Inc. (a)(c)	2,900	11,948
	Richardson Electronics Ltd.	800	4,080
	Rofin-Sinar Technologies, Inc. (a)	3,200	73,472
	Rogers Corp. (a)	2,000	59,940
	Roper Industries, Inc.	9,900	504,702
	Rubicon Technology, Inc. (a)	1,600	23,744
	Sanmina-SCI Corp. (a)	9,433	81,124
	SatCon Technology Corp. (a)	5,900	10,089
	Servotronics, Inc.	400	2,940
	Sielox, Inc. (a)	154	4
	Sigmatron International, Inc. (a)	1,200	3,816
	Spectrum Control, Inc. (a)	1,000	8,490
	StockerYale, Inc. (a)	100	13
	SunPower Corp., Class B (a)	3,949	99,633
	Synthesis Energy Systems, Inc. (a)	700	840
	TTM Technologies, Inc. (a)	4,700	53,909
	Technitrol, Inc.	4,500	41,445
	Technology Research Corp.	1,500	4,905
	Thomas & Betts Corp. (a)	5,865	176,419
	Tollgrade Communications, Inc. (a)	800	5,184
	Trimble Navigation Ltd. (a)	12,834	306,861
	Ultralife Batteries, Inc. (a)	2,200	13,332
	Universal Display Corp. (a)	3,500	41,790
	Valence Technology, Inc. (a)	10,100	18,180
	Veeco Instruments, Inc. (a)	3,800	88,616
	Vicor Corp.	3,800	29,336
	Vishay Intertechnology, Inc. (a)	18,061	142,682
	WESCO International, Inc. (a)	5,700	164,160
	X-Rite, Inc. (a)	1,100	2,211
	Zebra Technologies Corp., Class A (a)	6,717	174,172
	Zygo Corp. (a)	1,700	11,526

			9,062,130

Financial Services - 4.3%	Advance America, Cash Advance Centers, Inc.	5,500	30,800
	Advanta Corp., Class B	4,950	2,772
	Affiliated Managers Group, Inc. (a)(b)	5,100	331,551
	AllianceBernstein Holding LP	3,000	81,840
	AmeriCredit Corp. (a)(c)	6,750	106,582
	American Physicians Service Group, Inc.	800	18,432
	Ampal-American Israel Corp., Class A (a)	1,200	2,436
	Arbinet-Thexchange, Inc. (a)	4,700	11,045
	Asset Acceptance Capital Corp. (a)	2,100	15,225
	Asta Funding, Inc.	1,600	12,096

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	BGC Partners, Inc.	4,100	$17,548
	BlackRock, Inc. (d)	2,600	563,732
	Blackstone Group LP	11,000	156,200
	Broadpoint Gleacher Securities, Inc. (a)	6,000	50,040
	CIT Group, Inc. (c)	56,102	67,883
	Calamos Asset Management, Inc., Class A	2,200	28,732
	Cash America International, Inc.	3,200	96,512
	Cohen & Steers, Inc.	1,900	45,600
	CompuCredit Holdings Corp. (a)(c)	5,400	25,434
	Cowen Group, Inc. (a)	2,400	17,088
	Credit Acceptance Corp. (a)	281	9,045
	Deerfield Capital Corp. (a)	354	2,478
	Diamond Hill Investments Group	300	17,391
	Dollar Financial Corp. (a)	2,600	41,652
	Duff & Phelps Corp.	2,000	38,320
	Eaton Vance Corp.	12,600	352,674
	Encore Capital Group, Inc. (a)	1,600	21,520
	Epoch Holding Corp.	2,300	20,125
	Evercore Partners, Inc., Class A	1,200	35,064
	Ezcorp, Inc. (a)	6,800	92,888
	FCStone Group, Inc. (a)	4,850	23,377
	The FINOVA Group, Inc. (a)	900	12
	Fannie Mae (a)(c)	139,800	212,496
	Federal Agricultural Mortgage Corp., Class B	2,800	21,000
	Fidelity National Title Group, Inc., Class A	27,464	414,157
	Financial Federal Corp.	2,800	69,104
	First Cash Financial Services, Inc. (a)	3,100	53,103
	The First Marblehead Corp. (a)	6,200	13,640
	Fortress Investment Group LLC (a)	7,400	38,480
	Freddie Mac (a)(c)	83,700	150,660
	GAMCO Investors, Inc., Class A	700	31,990
	GFI Group, Inc.	6,400	46,272
	GLG Partners, Inc. (c)	20,600	83,018
	Greenhill & Co., Inc.	1,300	116,454
	Icahn Enterprises LP	800	31,968
	Interactive Brokers Group, Inc., Class A (a)	4,700	93,389
	International Assets Holding Corp., Inc. (a)	1,000	16,510
	Intersections, Inc. (a)	1,000	5,770
	Investment Technology Group, Inc. (a)	4,900	136,808
	JMP Group, Inc.	3,400	32,844
	Jefferies Group, Inc., New Shares (a)	12,300	334,929
	KBW, Inc. (a)	3,400	109,548
	KKR Financial Holdings LLC	12,400	57,288
	Knight Capital Group, Inc., Class A (a)	12,100	263,175
	LaBranche & Co., Inc. (a)	6,300	21,420
	Ladenburg Thalmann Financial Services, Inc. (a)	5,581	4,018

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lazard Ltd., Class A	5,100	$210,681
	MF Global Ltd. (a)	10,900	79,243
	MGIC Investment Corp. (c)	16,500	122,265
	MSCI, Inc. (a)	11,100	328,782
	MarketAxess Holdings, Inc. (a)	1,900	22,895
	Marlin Business Services, Inc. (a)	2,800	22,904
	Medallion Financial Corp.	2,800	23,408
	Merriman Curhan Ford Group, Inc. (a)	900	1,296
	MicroFinancial, Inc.	500	1,735
	MoneyGram International, Inc. (a)	5,000	15,700
	National Financial Partners Corp.	4,200	36,624
	Nelnet, Inc., Class A (a)	3,500	43,540
	NewStar Financial, Inc. (a)	2,900	9,541
	Och-Ziff Capital Management Group LLC (a)	3,500	42,595
	Ocwen Financial Corp. (a)	10,100	114,332
	optionsXpress Holdings, Inc.	5,400	93,312
	The PMI Group, Inc.	13,100	55,675
	Penson Worldwide, Inc. (a)	2,700	26,298
	Pico Holdings, Inc. (a)	2,000	66,700
	Piper Jaffray Cos. (a)	2,245	107,131
	Portfolio Recovery Associates, Inc. (a)	1,700	77,061
	Primus Guaranty Ltd. (a)	3,200	13,664
	Pzena Investment Management, Inc., Class A	870	7,108
	Radian Group, Inc.	10,744	113,672
	Raymond James Financial, Inc. (c)	11,350	264,228
	Resource America, Inc., Class A	1,000	4,810
	Rewards Network, Inc. (a)	966	13,273
	SEI Investments Co.	16,720	329,050
	SWS Group, Inc.	2,965	42,696
	Safeguard Scientifics, Inc. (a)	2,233	24,496
	Sanders Morris Harris Group, Inc.	3,800	22,458
	Siebert Financial Corp. (a)	3,300	7,755
	Stewart Information Services Corp.	2,200	27,214
	Stifel Financial Corp. (a)	2,900	159,210
	Student Loan Corp.	420	19,488
	TD Ameritrade Holding Corp. (a)	26,930	528,367
	Teton Advisors, Inc. (a)	10	16
	Thomas Weisel Partners Group, Inc. (a)	2,800	14,952
	TradeStation Group, Inc. (a)	4,200	34,230
	Tree.com, Inc. (a)	1,743	13,160
	Triad Guaranty, Inc. (a)(c)	2,900	3,683
	U.S. Global Investors, Inc.	1,600	19,728
	Virtus Investment Partners, Inc. (a)	435	6,790
	Visa, Inc., Class A (c)	50,500	3,490,055

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Waddell & Reed Financial, Inc., Class A	10,600	$301,570
	Westwood Holdings Group, Inc.	700	24,290
	Wilhelmina International, Inc. (a)	200	20
	World Acceptance Corp. (a)	2,300	57,983

			11,739,819

Fixed Line Telecommunications - 0.6%	8x8, Inc. (a)	7,300	6,424
	ATSI Communications, Inc. (a)	75	3
	AboveNet, Inc. (a)	1,900	92,644
	Alaska Communications Systems Group, Inc.	4,900	45,325
	Cbeyond Communications, Inc. (a)	4,200	67,746
	Cincinnati Bell, Inc. (a)	22,800	79,800
	Consolidated Communications Holdings, Inc.	4,384	70,188
	D&E Communications, Inc.	999	11,478
	FairPoint Communications, Inc.	28,700	11,767
	General Communication, Inc., Class A (a)	3,400	23,324
	Global Crossing Ltd. (a)	2,595	37,108
	HickoryTech Corp.	800	6,840
	IDT Corp., Class B (a)	1,533	4,584
	Ibasis, Inc. (a)	2,400	5,088
	Iowa Telecommunications Services, Inc.	5,800	73,080
	Level 3 Communications, Inc. (a)(c)	179,388	249,349
	NET2000 Communications, Inc. (a)	300	—
	PAETEC Holding Corp. (a)	18,000	69,660
	Primus Telecommunications Escrow (a)	29,100	—
	RCN Corp. (a)	4,500	41,850
	Shenandoah Telecom Co.	2,000	35,900
	SureWest Communications (a)	800	9,936
	TW Telecom, Inc. (a)	19,300	259,585
	Virgin Media, Inc.	32,955	458,734
	Vonage Holdings Corp. (a)(c)	18,600	25,854
	Warwick Valley Telephone Co.	1,500	17,715

			1,703,982

Food & Drug Retailers - 0.5%	Allion Healthcare, Inc. (a)	3,200	18,720
	Arden Group, Inc., Class A	200	23,900
	Casey’s General Stores, Inc.	6,700	210,246
	Core-Mark Holdings Co., Inc. (a)	1,100	31,460
	Dairy Mart Convenience Stores, Inc. (a)	500	—
	drugstore.com, Inc. (a)	3,400	8,262
	The Great Atlantic & Pacific Tea Co., Inc. (a)	3,920	34,927
	Ingles Markets, Inc., Class A	1,800	28,494
	Nash Finch Co.	1,520	41,557
	Natural Health Trends Corp. (a)	240	120
	Omnicare, Inc.	12,500	281,500
	The Pantry, Inc. (a)	3,500	54,880
	PetMed Express, Inc.	3,400	64,090

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Rite Aid Corp. (a)(c)	64,300	$105,452
	Ruddick Corp.	4,400	117,128
	Spartan Stores, Inc.	2,700	38,151
	United Natural Foods, Inc. (a)	4,300	102,856
	Village Super Market, Inc., Class A	100	2,947
	Weis Markets, Inc.	1,200	38,340
	Winn-Dixie Stores, Inc. (a)	5,700	74,784

			1,277,814

Food Producers - 1.9%	Alico, Inc.	400	11,756
	American Italian Pasta Co., Class A (a)	2,300	62,514
	The Andersons, Inc.	2,600	91,520
	B&G Foods, Inc., Class A	5,500	45,045
	Bridgford Foods Corp. (a)	500	4,515
	Bunge Ltd. (c)	15,900	995,499
	Cagle’s, Inc., Class A (a)	200	810
	Cal-Maine Foods, Inc. (c)	1,500	40,155
	Calavo Growers, Inc.	1,300	24,674
	Chiquita Brands International, Inc. (a)	4,902	79,216
	Corn Products International, Inc.	7,900	225,308
	Darling International, Inc. (a)	8,900	65,415
	Del Monte Foods Co.	25,300	292,974
	Diamond Foods, Inc.	2,600	82,472
	Farmer Bros. Co.	700	14,490
	Flowers Foods, Inc.	9,018	237,083
	Fresh Del Monte Produce, Inc. (a)	4,700	106,267
	Golden Enterprises, Inc.	600	1,806
	Green Mountain Coffee Roasters, Inc. (a)(c)	4,800	354,432
	Griffin Land & Nurseries, Inc.	600	19,200
	HQ Sustainable Maritime Industries, Inc. (a)	1,200	10,560
	Hain Celestial Group, Inc. (a)	5,939	113,851
	Herbalife Ltd.	7,400	242,276
	Imperial Sugar Co., New Shares	2,412	30,584
	J&J Snack Foods Corp.	1,900	82,061
	John B. Sanfilippo & Son, Inc. (a)	700	8,134
	Lancaster Colony Corp.	2,400	123,048
	Lance, Inc.	3,500	90,370
	Lifeway Foods, Inc. (a)	1,500	16,485
	MGP Ingredients, Inc. (a)	2,900	12,644
	Mannatech, Inc.	3,100	11,873
	Martek Biosciences Corp. (a)	3,700	83,583
	Mead Johnson Nutrition Co.	3,000	135,330
	Medifast, Inc. (a)	2,300	49,956
	Monterey Gourmet Foods, Inc. (a)	700	1,421
	NBTY, Inc. (a)	6,000	237,480
	Nu Skin Enterprises, Inc., Class A	5,800	107,474
	Nutraceutical International Corp. (a)	1,400	15,778

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Nutri/System, Inc.	2,500	$38,150
	Omega Protein Corp. (a)	1,400	6,790
	Ralcorp Holdings, Inc. (a)	6,932	405,314
	Relìv International, Inc.	1,600	5,344
	Rocky Mountain Chocolate Factory, Inc.	1,495	13,530
	Sanderson Farms, Inc.	2,650	99,746
	Schiff Nutrition International, Inc.	2,800	14,588
	Seaboard Corp.	40	52,001
	Seneca Foods Corp. (a)	200	5,480
	Smart Balance, Inc. (a)	6,900	42,366
	Smithfield Foods, Inc. (a)	18,958	261,620
	Tasty Baking Co.	400	2,624
	Tootsie Roll Industries, Inc.	2,215	52,673
	TreeHouse Foods, Inc. (a)	3,512	125,273
	USANA Health Sciences, Inc. (a)	1,100	37,521
	Zapata Corp. (a)	800	5,568

			5,296,647

Forestry & Paper - 0.2%	Boise, Inc. (a)	2,500	13,200
	Brookfield Infrastructure Partners LP	1,500	24,690
	Buckeye Technologies, Inc. (a)	4,300	46,139
	Clearwater Paper Corp. (a)	1,274	52,654
	Deltic Timber Corp.	1,400	64,078
	Domtar Corp. (a)	4,508	158,772
	Kapstone Paper and Packaging Corp. (a)	4,600	37,444
	MAXXAM, Inc. (a)	900	9,045
	Neenah Paper, Inc.	2,900	34,133
	P.H. Glatfelter Co.	4,900	56,252
	Pope Resources, Ltd. LP	300	7,227
	Verso Paper Corp.	2,900	8,671
	Wausau Paper Corp.	5,400	54,000

			566,305

Gas, Water & Multiutilities - 1.6%	AGL Resources, Inc. (b)	8,100	285,687
	American States Water Co.	1,950	70,551
	American Water Works Co., Inc.	10,010	199,599
	Amerigas Partners LP	2,600	93,704
	Aqua America, Inc.	14,217	250,788
	Artesian Resources Corp., Class A	225	3,784
	Atmos Energy Corp.	11,500	324,070
	Avista Corp.	6,000	121,320
	Cadiz, Inc. (a)	2,000	23,400
	California Water Service Group	2,300	89,562
	Chesapeake Utilities Corp.	1,200	37,188
	Connecticut Water Service, Inc.	1,000	22,390
	Delta Natural Gas Co., Inc.	100	2,650
	Energy, Inc.	300	2,550

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Ferrellgas Partners LP (c)	3,700	$73,704
	Florida Public Utilities Co.	199	2,418
	Inergy Holdings LP	1,100	51,040
	Inergy LP	3,700	110,186
	The Laclede Group, Inc.	3,100	99,696
	Middlesex Water Co.	1,366	20,599
	National Fuel Gas Co.	8,050	368,771
	New Jersey Resources Corp.	5,560	201,884
	Northwest Natural Gas Co.	2,900	120,814
	Oneok, Inc.	10,590	387,806
	PNM Resources, Inc.	10,500	122,640
	Pennichuck Corp.	477	10,380
	Piedmont Natural Gas Co.	8,900	213,066
	RGC Resources, Inc.	100	2,754
	SJW Corp.	1,400	31,990
	South Jersey Industries, Inc.	4,100	144,730
	Southwest Gas Corp.	4,800	122,784
	Southwest Water Co.	5,671	27,901
	Star Gas Partners LP	3,100	11,253
	UGI Corp.	11,460	287,188
	Vectren Corp.	8,600	198,144
	WGL Holdings, Inc.	5,200	172,328

			4,309,319

General Industrials - 1.2%	AEP Industries, Inc. (a)	1,000	39,900
	Actuant Corp., Class A	6,300	101,178
	American International Industries, Inc. (a)	3,400	3,774
	AptarGroup, Inc.	6,500	242,840
	Bway Holding Co. (a)	600	11,106
	Carlisle Cos., Inc.	7,000	237,370
	Colfax Corp. (a)	1,900	20,197
	Crown Holdings, Inc. (a)	18,000	489,600
	Graphic Packaging Holding Co. (a)	8,800	20,328
	Greif, Inc.	3,600	198,180
	Harsco Corp.	8,900	315,149
	Kennametal, Inc.	8,800	216,568
	Landec Corp. (a)	3,800	24,320
	Myers Industries, Inc.	2,120	22,832
	Packaging Corp. of America	10,900	222,360
	Raven Industries, Inc.	1,900	50,787
	Rock-Tenn Co., Class A	4,900	230,839
	Silgan Holdings, Inc.	2,900	152,917
	Sonoco Products Co.	10,600	291,924
	Teleflex, Inc.	4,200	202,902
	Temple-Inland, Inc.	11,200	183,904
	Trimas Corp. (a)	3,600	18,360

			3,297,335

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

General Retailers - 5.1%	1-800-FLOWERS.COM, Inc., Class A (a)	4,470	$15,422
	99 Cents Only Stores (a)	3,866	51,998
	A.C. Moore Arts & Crafts, Inc. (a)	3,100	11,160
	Aaron’s, Inc. (b)	5,275	139,260
	Advance Auto Parts, Inc. (b)	11,500	451,720
	Aéropostale, Inc. (a)	8,225	357,541
	Amerco, Inc. (a)	800	36,688
	America’s Car Mart, Inc. (a)	1,650	39,517
	American Eagle Outfitters, Inc.	21,065	355,156
	American Public Education, Inc. (a)	2,800	97,272
	AnnTaylor Stores Corp. (a)	7,575	120,367
	Asbury Automotive Group, Inc.	4,600	58,328
	Autobytel, Inc. (a)	8,000	5,600
	BJ’s Wholesale Club, Inc. (a)	7,000	253,540
	Barnes & Noble, Inc.	5,400	119,988
	Beacon Roofing Supply, Inc. (a)	4,900	78,302
	bebe Stores, Inc.	3,150	23,184
	Bidz.com, Inc. (a)	700	2,436
	Big 5 Sporting Goods Corp.	3,100	46,810
	Blockbuster, Inc., Class A (a)	30,300	32,421
	Blue Nile, Inc. (a)	1,600	99,392
	The Bon-Ton Stores, Inc.	2,600	18,928
	Books-A-Million, Inc.	1,200	14,448
	Borders Group, Inc. (a)	6,200	19,282
	Bridgepoint Education, Inc. (a)	700	10,682
	Brown Shoe Co., Inc.	4,700	37,694
	The Buckle, Inc. (c)	3,725	127,171
	Build-A-Bear Workshop, Inc. (a)	1,500	7,305
	CPI Corp.	1,200	14,964
	Cabela’s, Inc., Class A (a)(c)	6,400	85,376
	Cache, Inc. (a)	2,300	11,408
	Capella Education Co. (a)	1,900	127,946
	CarMax, Inc. (a)	21,700	453,530
	Career Education Corp. (a)	7,868	191,822
	Casual Male Retail Group, Inc. (a)	3,100	10,664
	The Cato Corp., Class A	4,150	84,203
	Charming Shoppes, Inc. (a)	13,855	68,028
	Chemed Corp.	2,500	109,725
	Chico’s FAS, Inc. (a)	18,900	245,700
	The Children’s Place Retail Stores, Inc. (a)	3,405	102,014
	Christopher & Banks Corp.	2,238	15,151
	Citi Trends, Inc. (a)	1,600	45,552
	Clean Energy Fuels Corp. (a)	5,700	82,137
	Coldwater Creek, Inc. (a)	7,470	61,254
	Collective Brands, Inc. (a)	6,400	110,912
	Collectors Universe, Inc. (a)	1,870	10,509

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Conn’s, Inc. (a)	800	$9,032
	Copart, Inc. (a)	7,350	244,093
	Corinthian Colleges, Inc. (a)	10,135	188,105
	Cost Plus, Inc. (a)	4,700	9,541
	DSW, Inc., Class A (a)	2,600	41,522
	dELiA*s, Inc. (a)	5,199	11,178
	Destination Maternity Corp. (a)	1,200	21,756
	Dick’s Sporting Goods, Inc. (a)	9,500	212,800
	Dillard’s, Inc., Class A (c)	7,400	104,340
	Dollar Tree, Inc. (a)	10,805	525,987
	Dress Barn, Inc. (a)	5,506	98,723
	Ediets.Com, Inc. (a)(c)	600	1,050
	The Finish Line, Inc., Class A	4,947	50,262
	Finlay Enterprises, Inc. (a)	600	3
	Foot Locker, Inc.	16,500	197,175
	Fred’s, Inc.	4,150	52,830
	GSI Commerce, Inc. (a)	3,000	57,930
	Gaiam, Inc. (a)	2,460	17,171
	Gander Mountain Co. (a)	1,400	7,196
	Genesco, Inc. (a)	2,300	55,361
	Grand Canyon Education, Inc. (a)	1,300	23,179
	Group 1 Automotive, Inc.	3,500	93,975
	Guess?, Inc.	6,200	229,648
	Gymboree Corp. (a)	3,600	174,168
	HSN, Inc. (a)	3,860	62,841
	Haverty Furniture Cos., Inc.	2,100	24,801
	Hibbett Sports, Inc. (a)	4,518	82,363
	Hillenbrand, Inc.	6,945	141,470
	Hot Topic, Inc. (a)	5,650	42,319
	ITT Educational Services, Inc. (a)	4,610	508,990
	Internet Brands, Inc., Class A (a)	1,300	10,374
	J. Crew Group, Inc. (a)	5,500	197,010
	Jackson Hewitt Tax Service, Inc.	6,300	32,130
	Jo-Ann Stores, Inc. (a)	2,865	76,868
	Jos. A. Bank Clothiers, Inc. (a)	2,556	114,432
	K12, Inc. (a)(c)	2,300	37,904
	Kirkland’s, Inc. (a)	2,100	29,925
	Lazare Kaplan International, Inc. (a)	300	750
	Learning Tree International, Inc. (a)	1,800	20,502
	Liquidity Services, Inc. (a)	2,900	29,928
	Lithia Motors, Inc., Class A	2,100	32,739
	Lumber Liquidators, Inc. (a)	1,100	23,859
	Mac-Gray Corp. (a)	500	5,390
	MarineMax, Inc. (a)	4,400	34,364
	Matthews International Corp., Class A	3,200	113,216
	Men’s Wearhouse, Inc.	4,700	116,090

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Midas, Inc. (a)	2,200	$20,680
	Monro Muffler, Inc.	3,025	96,165
	Navarre Corp. (a)	5,600	12,320
	NetFlix, Inc. (a)(c)	5,720	264,092
	New York & Co. (a)	2,600	13,312
	Nobel Learning Communities, Inc. (a)	100	938
	OfficeMax, Inc.	10,000	125,800
	Overstock.com, Inc. (a)	1,300	19,071
	PC Mall, Inc. (a)	2,100	14,406
	Pacific Sunwear of California, Inc. (a)	7,225	37,209
	Penske Auto Group, Inc.	4,200	80,556
	The Pep Boys - Manny, Moe & Jack	5,000	48,850
	Pet DRx Corp. (a)	4,900	2,548
	PetSmart, Inc.	15,500	337,125
	Pier 1 Imports, Inc. (a)	8,800	34,056
	Pre-Paid Legal Services, Inc. (a)	930	47,244
	PriceSmart, Inc.	1,950	36,563
	The Princeton Review, Inc. (a)	1,600	6,720
	The Providence Service Corp. (a)	2,300	26,818
	RealNetworks, Inc. (a)	9,800	36,456
	Regis Corp.	5,100	79,050
	Rent-A-Center, Inc. (a)	7,000	132,160
	Retail Ventures, Inc. (a)	2,200	11,594
	Rollins, Inc.	5,050	95,193
	Ross Stores, Inc.	14,000	668,780
	Rush Enterprises, Inc., Class A (a)	3,850	49,742
	Saks, Inc. (a)	16,300	111,166
	Sally Beauty Co., Inc. (a)	8,470	60,222
	Service Corp. International	25,400	178,054
	Sharper Image Corp. (a)(c)	2,800	112
	Shoe Carnival, Inc. (a)	1,800	27,756
	Shutterfly, Inc. (a)	2,700	44,901
	Signet Jewelers Ltd. (a)	8,800	231,704
	Sonic Automotive, Inc.	3,900	40,950
	Sotheby’s Holdings, Inc., Class A	7,400	127,502
	Sourceforge, Inc. (a)	3,600	4,536
	Stage Stores, Inc.	3,300	42,768
	Standard Parking Corp. (a)	500	8,745
	Stein Mart, Inc. (a)	4,100	52,111
	Stewart Enterprises, Inc., Class A	10,200	53,346
	Stonemor Partners LP	1,800	30,888
	Strayer Education, Inc. (c)	1,700	370,056
	Suburban Propane Partners LP	1,500	62,730
	Susser Holdings Corp. (a)	1,700	21,369
	The Talbots, Inc.	3,300	30,459
	Ticketmaster Entertainment (a)	3,860	45,123

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Titan Machinery, Inc. (a)	2,100	$26,292
	Tractor Supply Co. (a)	4,800	232,416
	Trans World Entertainment Corp. (a)	2,400	2,184
	Tuesday Morning Corp. (a)	3,100	12,896
	Tween Brands, Inc. (a)	4,600	38,594
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,857	63,679
	Urban Outfitters, Inc. (a)	15,300	461,601
	VCA Antech, Inc. (a)	9,040	243,086
	ValueVision Media, Inc., Class A (a)	2,800	9,268
	Weight Watchers International, Inc.	3,750	102,900
	West Marine, Inc. (a)	1,600	12,576
	The Wet Seal, Inc., Class A (a)	9,275	35,060
	Williams-Sonoma, Inc.	10,200	206,346
	Winmark Corp. (a)	600	12,378
	Zale Corp. (a)	4,200	30,030

			13,959,049

Health Care Equipment & Services - 5.3%	AMERIGROUP Corp. (a)	7,200	159,624
	ATS Medical, Inc. (a)	5,400	14,472
	Abaxis, Inc. (a)	2,800	74,900
	Abiomed, Inc. (a)	3,700	35,927
	Accuray, Inc. (a)	4,800	31,200
	AdvanSource Biomaterials Corp. (a)	1,476	443
	Air Methods Corp. (a)	1,600	52,112
	Align Technology, Inc. (a)	6,500	92,430
	Alliance Healthcare Services, Inc. (a)	3,300	18,678
	Allied Healthcare International, Inc. (a)	3,100	8,680
	Almost Family, Inc. (a)	1,400	41,650
	Alphatec Holdings, Inc. (a)	1,200	5,520
	Amedisys, Inc. (a)	3,667	159,991
	America Service Group, Inc.	1,200	19,848
	American Medical Systems Holdings, Inc. (a)	7,900	133,668
	Amsurg Corp. (a)	3,500	74,305
	Analogic Corp.	1,500	55,530
	AngioDynamics, Inc. (a)	2,590	35,690
	Anika Therapeutics, Inc. (a)	1,400	9,100
	Animal Health International, Inc. (a)	3,100	6,572
	Aspect Medical Systems, Inc. (a)	1,100	13,178
	Assisted Living Concepts, Inc. (a)	1,760	36,467
	Atrion Corp.	200	28,880
	Beckman Coulter, Inc.	8,000	551,520
	Bio-Rad Laboratories, Inc., Class A (a)	2,000	183,760
	Bio-Reference Labs, Inc. (a)	2,100	72,240
	BioForm Medical, Inc. (a)	1,000	3,580
	BioSphere Medical, Inc. (a)	900	3,069
	Biolase Technology, Inc. (a)	2,400	5,424

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Bioscript, Inc. (a)	2,596	$17,549
	Bovie Medical Corp. (a)	1,600	12,560
	Brookdale Senior Living, Inc.	5,700	103,341
	Bruker BioSciences Corp. (a)	5,100	54,417
	CONMED Corp. (a)	3,150	60,386
	Candela Corp. (a)	7,200	23,760
	Cantel Medical Corp. (a)	1,400	21,084
	Cardiac Science Corp. (a)	3,210	12,840
	Cardica, Inc. (a)	2,700	4,077
	CardioNet, Inc. (a)	4,800	32,256
	Catalyst Health Solutions, Inc. (a)	3,800	110,770
	Centene Corp. (a)	6,500	123,110
	Cepheid, Inc. (a)	6,500	85,930
	Chindex International, Inc. (a)	1,450	18,241
	Clarient, Inc. (a)	6,800	28,628
	Clinical Data, Inc. (a)	687	11,452
	Community Health Systems, Inc. (a)	10,100	322,493
	Conceptus, Inc. (a)	2,900	53,766
	The Cooper Cos., Inc.	5,943	176,685
	Corvel Corp. (a)	1,200	34,080
	Covance, Inc. (a)	7,700	416,955
	Cryo-Cell International, Inc. (a)	1,900	3,724
	CryoLife, Inc. (a)	5,100	40,647
	Cutera, Inc. (a)	900	7,785
	Cyberonics, Inc. (a)	3,800	60,572
	Cynosure, Inc., Class A (a)	2,200	25,630
	Daxor Corp.	700	8,295
	Delcath Systems Inc. (a)	2,900	14,239
	DexCom, Inc. (a)	4,800	38,064
	Dialysis Corp. of America (a)	1,300	7,826
	Dynacq Healthcare, Inc. (a)	4	13
	Edwards Lifesciences Corp. (a)	6,800	475,388
	Electro-Optical Sciences, Inc. (a)	3,800	36,404
	Emergency Medical Services Corp. (a)	2,800	130,200
	Emeritus Corp. (a)	2,200	48,290
	Endologix, Inc. (a)	6,200	38,378
	The Ensign Group, Inc.	500	7,015
	eResearch Technology, Inc. (a)	4,775	33,425
	Escalon Medical Corp. (a)	725	1,479
	ev3, Inc. (a)	7,183	88,423
	Exactech, Inc. (a)	1,000	15,740
	Five Star Quality Care, Inc. (a)	308	1,127
	Fonar Corp. (a)	692	1,474
	Genoptix, Inc. (a)	2,600	90,428
	Gentiva Health Services, Inc. (a)	3,200	80,032
	Gliatech, Inc. (a)	100	—

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	HMS Holdings Corp. (a)	3,700	$141,451
	Haemonetics Corp. (a)	3,500	196,420
	Hanger Orthopedic Group, Inc. (a)	3,400	47,158
	Hansen Medical, Inc. (a)	2,100	7,350
	Health Grades, Inc. (a)	5,100	25,245
	Health Management Associates, Inc., Class A (a)	25,980	194,590
	Health Net, Inc. (a)	13,180	202,972
	HealthSouth Corp. (a)	9,600	150,144
	HealthSpring, Inc. (a)	4,900	60,025
	HealthTronics, Inc. (a)	1,900	4,674
	Healthcare Services Group, Inc.	3,877	71,182
	Healthways, Inc. (a)	3,700	56,684
	Henry Schein, Inc. (a)	10,800	593,028
	Hill-Rom Holdings, Inc.	6,645	144,728
	Hologic, Inc. (a)	30,636	500,592
	Hooper Holmes, Inc. (a)	4,600	4,462
	Hydron Technologies, Inc. (a)	2,900	116
	Hythiam, Inc. (a)(c)	10,400	6,968
	I-Flow Corp. (a)	2,700	30,753
	ICU Medical, Inc. (a)	1,600	58,976
	IPC The Hospitalist Co., Inc. (a)	2,300	72,335
	IRIS International, Inc. (a)	2,500	28,250
	Idexx Laboratories, Inc. (a)(c)	6,400	320,000
	Immucor, Inc. (a)	7,337	129,865
	Insulet Corp. (a)	2,300	25,829
	Integra LifeSciences Holdings Corp. (a)	2,300	78,545
	Invacare Corp.	3,500	77,980
	Inverness Medical Innovations, Inc. (a)	8,775	339,856
	Kendle International, Inc. (a)	2,700	45,144
	Kensey Nash Corp. (a)	1,400	40,530
	Kindred Healthcare, Inc. (a)	3,390	55,020
	Kinetic Concepts, Inc. (a)	7,815	288,999
	LCA-Vision, Inc. (a)	3,850	26,989
	LHC Group, Inc. (a)	2,300	68,839
	Lectec Corp. (a)	800	3,560
	LifePoint Hospitals, Inc. (a)	7,045	190,638
	Lincare Holdings, Inc. (a)	8,600	268,750
	MAKO Surgical Corp. (a)	700	6,132
	MEDTOX Scientific, Inc. (a)	1,600	14,560
	Magellan Health Services, Inc. (a)	4,179	129,800
	Masimo Corp. (a)	5,100	133,620
	MedCath Corp. (a)	1,800	15,786
	Medical Action Industries, Inc. (a)	1,800	21,726
	Mednax, Inc. (a)	5,100	280,092
	Meridian Bioscience, Inc.	4,425	110,669
	Merit Medical Systems, Inc. (a)	3,068	53,168

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Metropolitan Health Networks, Inc. (a)	300	$654
	Micrus Endovascular Corp. (a)	2,100	27,195
	Molina Healthcare, Inc. (a)	1,800	37,242
	NMT Medical, Inc. (a)	1,900	3,914
	Nanosphere, Inc. (a)	200	1,432
	National Dentex Corp. (a)	150	1,278
	National Healthcare Corp.	600	22,374
	Natus Medical, Inc. (a)	3,100	47,833
	Neogen Corp. (a)	1,612	52,051
	Neurometrix, Inc. (a)	1,700	5,457
	Nighthawk Radiology Holdings, Inc. (a)	2,700	19,521
	NuVasive, Inc. (a)	3,900	162,864
	NxStage Medical, Inc. (a)	4,900	32,781
	OTIX Global, Inc. (a)	3,500	3,325
	Odyssey HealthCare, Inc. (a)	3,850	48,125
	Omnicell, Inc. (a)	3,800	42,332
	OraSure Technologies, Inc. (a)	4,775	13,848
	Orthofix International NV (a)	2,300	67,597
	Orthovita, Inc. (a)	8,420	36,964
	Osteotech, Inc. (a)	3,300	14,685
	Owens & Minor, Inc.	5,200	235,300
	PC Group, Inc. (a)	300	162
	PSS World Medical, Inc. (a)	6,800	148,444
	Palomar Medical Technologies, Inc. (a)	2,000	32,420
	Parexel International Corp. (a)	8,000	108,720
	PharMerica Corp. (a)	3,423	63,565
	Pharmaceutical Product Development, Inc.	13,500	296,190
	Psychemedics Corp.	125	775
	Psychiatric Solutions, Inc. (a)	5,432	145,360
	Quidel Corp. (a)	4,000	64,920
	RTI Biologics, Inc. (a)	3,200	13,920
	RadNet, Inc. (a)	6,500	16,835
	RehabCare Group, Inc. (a)	2,600	56,394
	Res-Care, Inc. (a)	1,900	26,999
	ResMed, Inc. (a)	8,100	366,120
	Retractable Technologies, Inc. (a)	1,300	2,106
	Rochester Medical Corp. (a)	1,700	20,468
	Rockwell Medical Technologies, Inc. (a)	3,200	24,896
	Rural/Metro Corp. (a)	4,100	17,138
	SRI/Surgical Express, Inc. (a)	1,000	2,820
	Sirona Dental Systems, Inc. (a)	1,800	53,550
	Skilled Healthcare Group, Inc., Class A (a)	2,700	21,681
	Somanetics Corp. (a)	2,500	40,300
	SonoSite, Inc. (a)	2,200	58,212
	Sparta Surgical Corp. (a)	1,900	—
	Spectranetic Corp. (a)	3,800	24,358

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Staar Surgical Co. (a)	2,400	$9,792
	Stereotaxis, Inc. (a)	2,600	11,596
	Steris Corp.	6,000	182,700
	Sun Healthcare Group, Inc. (a)	4,800	41,472
	Sunrise Senior Living, Inc. (a)	10,700	32,421
	SurModics, Inc. (a)	1,800	44,280
	Symmetry Medical, Inc. (a)	3,600	37,332
	Synergetics USA, Inc. (a)	400	560
	Synovis Life Technologies, Inc. (a)	2,600	35,880
	SyntheMed, Inc. (a)	8,500	2,210
	Theragenics Corp. (a)	1,900	3,040
	ThermoGenesis Corp. (a)	8,000	4,960
	Thoratec Corp. (a)	7,200	217,944
	Tomotherapy, Inc. (a)	5,200	22,516
	Trans1, Inc. (a)	1,100	5,291
	Triple-S Management Corp. (a)	1,400	23,478
	US Physical Therapy, Inc. (a)	1,600	24,112
	Uluru, Inc. (a)	400	84
	Universal American Financial Corp. (a)	4,400	41,448
	Universal Health Services, Inc., Class B	5,700	353,001
	Urologix, Inc. (a)	1,700	2,023
	Utah Medical Products, Inc.	800	23,456
	Varian, Inc. (a)	3,050	155,733
	Vascular Solutions, Inc. (a)	1,500	12,405
	Virtual Radiologic Corp. (a)	1,600	20,848
	Volcano Corp. (a)	4,500	75,690
	WellCare Health Plans, Inc. (a)	4,400	108,460
	West Pharmaceutical Services, Inc.	3,600	146,196
	Wright Medical Group, Inc. (a)	5,500	98,230
	Zoll Medical Corp. (a)	2,310	49,711

			14,501,630

Household Goods & Home Construction - 1.7%	ACCO Brands Corp. (a)	4,200	30,324
	Bassett Furniture Industries, Inc. (a)	800	3,424
	Beazer Homes USA, Inc. (a)	6,964	38,929
	Blount International, Inc. (a)	2,800	26,516
	Blyth, Inc.	675	26,143
	Briggs & Stratton Corp.	4,700	91,227
	Brookfield Homes Corp. (c)	1,876	12,531
	Cavco Industries, Inc. (a)	710	25,205
	Central Garden & Pet Co., Class A (a)	5,900	64,487
	Champion Enterprises, Inc. (a)	8,300	3,818
	Church & Dwight Co., Inc.	7,900	448,246
	Compx International, Inc.	1,600	11,616
	Comstock Homebuilding Cos., Inc., Class A (a)	3,800	3,990
	Dixie Group, Inc. (a)	900	2,772
	Energizer Holdings, Inc. (a)	8,100	537,354

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Ethan Allen Interiors, Inc.	3,500	$57,750
	Flexsteel Industries, Inc.	200	1,678
	Forward Industries, Inc. (a)	1,100	1,881
	Franklin Covey Co. (a)	3,300	19,305
	Furniture Brands International, Inc.	4,400	24,332
	HNI Corp.	3,300	77,880
	Herman Miller, Inc.	5,590	94,527
	hhgregg, Inc. (a)	1,400	23,716
	Hooker Furniture Corp.	1,700	22,950
	Hovnanian Enterprises, Inc., Class A (a)(c)	8,700	33,408
	Interface, Inc., Class A	4,700	39,010
	iRobot Corp. (a)	2,100	25,851
	Jarden Corp.	9,675	271,577
	Kid Brands, Inc. (a)	1,300	8,060
	Kimball International, Inc., Class B	2,800	21,364
	Knoll, Inc.	5,200	54,236
	L.S. Starrett Co., Class A	700	7,280
	La-Z-Boy, Inc.	5,700	49,305
	Libbey, Inc.	1,082	4,166
	Lifetime Brands, Inc.	2,500	14,325
	M/I Homes, Inc. (a)	2,000	27,180
	MDC Holdings, Inc.	3,816	132,568
	Meritage Homes Corp. (a)	3,100	62,930
	Middleby Corp. (a)	2,011	110,625
	Mohawk Industries, Inc. (a)	5,964	284,423
	NVR, Inc. (a)	696	443,610
	National Presto Industries, Inc.	500	43,255
	Oil-Dri Corp. of America	700	10,150
	Orleans Homebuilders, Inc.	900	2,745
	Palm Harbor Homes, Inc. (a)	2,300	6,647
	Ryland Group, Inc.	5,700	120,099
	The Scotts Miracle-Gro Co.	5,500	236,225
	Sealy Corp. (a)	6,100	19,520
	Select Comfort Corp. (a)	5,750	27,313
	Skyline Corp.	1,000	22,560
	Standard-Pacific Corp. (a)	15,000	55,350
	Stanley Furniture Co., Inc.	2,400	24,888
	Steelcase, Inc., Class A	6,400	39,744
	Tempur-Pedic International, Inc.	8,400	159,096
	Toll Brothers, Inc. (a)	16,200	316,548
	Tupperware Corp.	7,555	301,596
	Virco Manufacturing Corp.	642	1,932
	WD-40 Co.	1,900	53,960

			4,682,147

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Industrial Engineering - 2.5%	AGCO Corp. (a)	9,723	$268,646
	Accuride Corp. (a)	700	192
	Alamo Group, Inc.	1,400	22,120
	Albany International Corp., Class A	2,800	54,320
	Altra Holdings, Inc. (a)	4,300	48,117
	American Railcar Industries, Inc.	1,800	19,098
	Astec Industries, Inc. (a)	1,900	48,393
	Broadwind Energy, Inc. (a)	2,100	16,569
	Brush Engineered Materials, Inc. (a)	2,800	68,488
	Bucyrus International, Inc.	8,100	288,522
	CIRCOR International, Inc.	1,900	53,694
	Cascade Corp.	1,200	32,088
	Chicago Rivet & Machine Co.	100	1,435
	Clarcor, Inc.	5,600	175,616
	Columbus McKinnon Corp. (a)	2,100	31,815
	Commercial Vehicle Group, Inc. (a)	700	4,557
	Crane Co.	5,400	139,374
	Donaldson Co., Inc.	7,000	242,410
	Dynamic Materials Corp.	1,400	27,944
	The Eastern Co.	300	4,770
	EnPro Industries, Inc. (a)	2,200	50,292
	Energy Recovery, Inc. (a)	6,800	39,576
	Federal Signal Corp.	3,600	25,884
	Flanders Corp. (a)	3,800	19,608
	Flow International Corp. (a)	4,500	11,655
	Freightcar America, Inc.	1,500	36,450
	Gardner Denver, Inc. (a)	6,900	240,672
	GenTek, Inc. (a)	1,500	57,060
	The Gorman-Rupp Co.	1,870	46,582
	Graco, Inc.	6,387	178,006
	Graham Corp.	2,300	35,765
	Greenbrier Cos., Inc.	2,800	32,788
	H&E Equipment Services, Inc. (a)	2,900	32,857
	Hardinge, Inc.	1,900	11,780
	Hurco Companies, Inc. (a)	1,300	22,204
	IDEX Corp.	8,625	241,069
	John Bean Technologies Corp.	3,105	56,418
	Joy Global, Inc.	11,900	582,386
	K-Tron International, Inc. (a)	300	28,563
	Kadant, Inc. (a)	780	9,461
	Kaydon Corp.	3,800	123,196
	Key Technology Inc. (a)	1,100	11,825
	L.B. Foster Co., Class A (a)	1,400	42,812
	Lincoln Electric Holdings, Inc.	4,295	203,798
	Lindsay Manufacturing Co. (c)	1,800	70,884
	Lydall, Inc. (a)	1,800	9,468

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	MFRI, Inc. (a)	1,400	$10,360
	Manitowoc Co.	16,600	157,202
	Met-Pro Corp.	1,700	16,473
	Mine Safety Appliances Co.	3,300	90,783
	Mueller Industries, Inc.	3,400	81,158
	NACCO Industries, Inc., Class A	600	36,042
	NN, Inc.	2,700	12,528
	Navistar International Corp. (a)	6,500	243,230
	Nordson Corp.	3,200	179,488
	Oshkosh Corp.	9,700	300,021
	PMFG, Inc. (a)	600	7,716
	Pentair, Inc.	10,450	308,484
	Robbins & Myers, Inc.	3,200	75,136
	SPX Corp.	5,948	364,434
	Sauer-Danfoss, Inc.	1,100	8,437
	Spartan Motors, Inc.	2,275	11,694
	Standex International Corp.	1,400	27,762
	Sun Hydraulics, Inc.	1,650	34,749
	Sypris Solutions, Inc.	1,300	3,315
	Tecumseh Products Co., Class A (a)	1,800	20,394
	Tennant Co.	1,800	52,308
	Terex Corp. (a)	12,800	265,344
	Timken Co.	7,800	182,754
	Toro Co. (c)	4,590	182,544
	Trinity Industries, Inc.	8,500	146,115
	Twin Disc, Inc.	1,600	19,952
	Wabash National Corp.	1,800	4,896
	Westinghouse Air Brake Technologies Corp.	5,100	191,403
	Woodward Governor Co.	6,000	145,560
	Xerium Technologies, Inc. (a)	300	390

			6,949,899

Industrial Metals & Mining - 1.1%	Ampco-Pittsburgh Corp.	1,000	26,590
	Carpenter Technology Corp.	4,800	112,272
	Century Aluminum Co. (a)	6,700	62,645
	Cliffs Natural Resources, Inc.	15,300	495,108
	Cold Metal Products, Inc. (a)	1,400	—
	Commercial Metals Co.	11,900	213,010
	Friedman Industries, Inc.	600	3,600
	Haynes International, Inc. (a)	1,300	41,366
	Horsehead Holding Corp. (a)	5,200	60,944
	Intrepid Potash, Inc. (a)	5,700	134,463
	Kaiser Aluminum Corp.	1,300	47,268
	Olympic Steel, Inc.	1,705	48,916
	RTI International Metals, Inc. (a)	4,100	102,131
	Reliance Steel & Aluminum Co.	6,824	290,429
	Southern Copper Corp. (c)	24,300	745,767

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Steel Dynamics, Inc.	25,366	$389,114
	Synalloy Corp.	1,300	12,337
	USEC, Inc. (a)	12,200	57,218
	Universal Stainless & Alloy Products, Inc. (a)	700	12,775
	Uranium Energy Corp. (a)	8,800	25,960
	Uranium Resources, Inc. (a)	4,100	4,715
	WHX Corp. (a)	1,600	3,072
	Worthington Industries, Inc.	6,800	94,520

			2,984,220

Industrial Transportation - 1.4%	ATC Technology Corp. (a)	2,205	43,571
	Air Transport Services Group, Inc. (a)	3,000	10,380
	Aircastle Ltd.	5,600	54,152
	Alexander & Baldwin, Inc.	4,400	141,196
	American Commercial Lines, Inc. (a)	1,125	32,760
	Arkansas Best Corp.	3,400	101,796
	Atlas Air Worldwide Holdings, Inc. (a)	1,500	47,955
	Capital Product Partners LP	1,400	12,838
	Celadon Group, Inc. (a)	1,725	19,510
	Con-way, Inc.	6,100	233,752
	Covenant Transport Group, Class A (a)	2,700	13,257
	DHT Maritime, Inc.	5,500	20,680
	Dynamex, Inc. (a)	900	14,697
	Eagle Bulk Shipping, Inc. (c)	7,900	40,527
	Excel Maritime Carriers Ltd.	3,600	23,940
	Forward Air Corp.	3,200	74,080
	Frozen Food Express Industries, Inc.	1,900	5,567
	Genco Shipping & Trading Ltd. (c)	3,800	78,964
	General Maritime Corp. (a)	8,352	64,644
	Genesee & Wyoming, Inc., Class A (a)	3,550	107,636
	HUB Group, Inc., Class A (a)	4,100	93,685
	Heartland Express, Inc.	7,008	100,915
	Horizon Lines, Inc., Class A	3,300	20,955
	International Shipholding Corp.	600	18,486
	J.B. Hunt Transport Services, Inc.	11,400	366,282
	K-Sea Transportation Partners LP	1,400	28,224
	Kansas City Southern (a)	11,400	301,986
	Kirby Corp. (a)	6,000	220,920
	Knight Transportation, Inc.	6,200	104,036
	Landstar System, Inc.	6,400	243,584
	Macquarie Infrastructure Co. LLC	4,100	36,941
	Marten Transport Ltd. (a)	1,637	27,927
	Navios Maritime Partners LP	1,200	14,340
	OSG America LP	2,100	21,315
	OceanFreight, Inc.	1,500	2,010
	Old Dominion Freight Line, Inc. (a)	3,362	102,306
	Overseas Shipholding Group, Inc.	2,800	104,636

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	P.A.M. Transportation Services, Inc. (a)	400	$3,316
	PHH Corp. (a)	5,500	109,120
	Pacer International, Inc.	7,000	27,020
	Patriot Transportation Holding, Inc. (a)	100	7,550
	Quality Distribution, Inc. (a)	1,500	5,055
	SMF Energy Corp. (a)	600	228
	Saia, Inc. (a)	1,500	24,120
	Ship Finance International Ltd.	4,000	49,160
	TAL International Group, Inc.	1,400	19,908
	TBS International Ltd. (a)	3,300	28,710
	Teekay Corp.	4,500	98,415
	Textainer Group Holdings Ltd.	1,900	30,419
	USA Truck, Inc. (a)	700	8,890
	UTI Worldwide, Inc.	10,200	147,696
	Universal Truckload Services, Inc.	900	14,859
	Werner Enterprises, Inc.	7,100	132,273
	Willis Lease Finance Corp. (a)	200	2,734
	World Fuel Services Corp.	3,800	182,666
	YRC Worldwide, Inc. (a)(c)	10,629	47,299

			3,889,888

Leisure Goods - 1.1%	Activision Blizzard, Inc. (a)(b)	70,288	870,868
	Aldila, Inc. (a)	100	394
	Arctic Cat, Inc.	1,300	9,178
	Brunswick Corp.	11,600	138,968
	Callaway Golf Co.	6,800	51,748
	DTS, Inc. (a)	2,200	60,236
	Drew Industries, Inc. (a)	2,200	47,718
	Emerson Radio Corp. (a)	1,700	2,176
	Escalade, Inc.	900	2,268
	Garmin Ltd.	14,300	539,682
	Glu Mobile, Inc. (a)	4,200	4,914
	Jakks Pacific, Inc. (a)	3,013	43,146
	Koss Corp.	200	2,330
	Leapfrog Enterprises, Inc. (a)	3,600	14,796
	Majesco Entertainment Co. (a)	1,500	2,055
	Marine Products Corp.	700	3,871
	Marvel Entertainment, Inc. (a)	5,500	272,910
	Meade Instruments Corp. (a)	10	37
	Nautilus, Inc. (a)	2,400	4,080
	Polaris Industries, Inc.	3,600	146,808
	Pool Corp.	5,250	116,655
	RC2 Corp. (a)	1,970	28,073
	Sport Supply Group, Inc.	2,100	21,399
	Steinway Musical Instruments, Inc. (a)	1,310	15,550
	THQ, Inc. (a)	10,150	69,426
	Take-Two Interactive Software, Inc. (a)	11,000	123,310

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Thor Industries, Inc.	3,685	$114,051
	TiVo, Inc. (a)	11,265	116,705
	Universal Electronics, Inc. (a)	1,700	34,714
	Winnebago Industries, Inc.	4,600	67,666
	Zumiez, Inc. (a)	2,600	42,666

			2,968,398

Life Insurance - 0.4%	American Equity Investment Life Holding Co.	6,100	42,822
	American Independence Corp. (a)	48	228
	Amerisafe, Inc. (a)	3,700	63,825
	Citizens, Inc. (a)	2,890	18,322
	Conseco, Inc. (a)	24,300	127,818
	Delphi Financial Group, Inc., Class A	4,450	100,703
	eHealth, Inc. (a)	2,700	39,204
	FBL Financial Group, Inc., Class A	1,700	33,031
	Independence Holding Co.	720	4,234
	Kansas City Life Insurance Co.	700	21,798
	National Western Life Insurance Co., Class A	307	54,026
	The Phoenix Cos., Inc. (a)	8,700	28,275
	Presidential Life Corp.	3,100	32,116
	Protective Life Corp.	10,000	214,200
	Stancorp Financial Group, Inc.	5,000	201,850

			982,452

Media - 3.4%	4Kids Entertainment, Inc. (a)	1,000	1,680
	AH Belo Corp.	1,296	4,186
	Alloy, Inc. (a)	1,300	8,801
	American Greetings Corp., Class A	4,400	98,120
	Arbitron, Inc.	2,900	60,204
	Ascent Media Corp., Class A (a)	1,406	35,994
	Avid Technology, Inc. (a)	3,356	47,286
	Beasley Broadcasting Group, Inc., Class A	4,100	14,145
	Belo Corp., Class A	9,980	53,992
	CKX, Inc. (a)	6,000	40,260
	CSS Industries, Inc.	904	17,872
	CTM Media Holdings, Inc. (a)	511	306
	CTN Media Group, Inc. (a)	50	—
	Cablevision Systems Corp., Class A	26,900	638,875
	Citadel Broadcasting Corp. (a)	19,200	1,190
	Clear Channel Outdoor Holdings, Inc., Class A (a)	5,900	41,300
	ComScore, Inc. (a)	2,100	37,821
	Constant Contact, Inc. (a)	2,200	42,350
	Crown Media Holdings, Inc., Class A (a)	1,500	2,340
	Cumulus Media, Inc., Class A (a)	6,165	10,665
	DG FastChannel, Inc. (a)	2,938	61,522

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	DISH Network Corp. (a)	23,865	$459,640
	Discovery Communications, Inc., Class A (a)	34,000	982,260
	Dolan Media Co. (a)	4,000	47,960
	Dolby Laboratories, Inc., Class A (a)	6,800	259,692
	DreamWorks Animation SKG, Inc., Class A (a)	8,700	309,459
	EDCI Holdings, Inc. (a)	470	2,810
	EW Scripps Co.	3,233	24,248
	Emmis Communications Corp., Class A (a)	6,400	5,376
	Entercom Communications Corp.	3,000	15,300
	Entravision Communications Corp., Class A (a)	6,500	11,245
	Factset Research Systems, Inc. (c)	4,950	327,888
	Fisher Communications, Inc. (a)	700	12,726
	Global Traffic Network, Inc. (a)	1,900	8,873
	Gray Television, Inc.	10,300	23,896
	HSW International, Inc. (a)	400	192
	Harte-Hanks, Inc.	4,300	59,469
	Hollywood Media Corp. (a)	4,300	6,622
	IHS, Inc., Class A (a)	5,300	270,989
	iBEAM Broadcasting Corp. (a)	80	—
	infoGROUP, Inc.	3,200	22,432
	Interactive Data Corp.	3,600	94,356
	inVentiv Health, Inc. (a)	4,180	69,931
	John Wiley & Sons, Inc., Class A	5,000	173,900
	Journal Communications, Inc., Class A	4,500	16,560
	Knology, Inc. (a)	3,500	34,125
	The Knot, Inc. (a)	3,100	33,852
	Lamar Advertising Co., Class A (a)(c)	7,407	203,248
	Lee Enterprises, Inc.	3,700	10,175
	Liberty Global, Inc. (a)	25,841	583,231
	Liberty Global, Inc., Series C (a)	3,922	88,088
	Liberty Media Corp. - Entertainment, Class A (a)	60,328	1,876,804
	Liberty Media Holding Corp. - Capital (a)	10,407	217,714
	Liberty Media Holding Corp. - Interactive (a)	68,836	755,131
	Lin TV Corp., Class A (a)	3,200	15,136
	Local.com Corp. (a)	500	2,495
	LodgeNet Interactive Corp. (a)	3,600	27,180
	Marchex, Inc., Class B	3,200	15,712
	Martha Stewart Living Omnimedia, Inc., Class A (a)	5,000	31,300
	McClatchy Co., Class A (c)	12,800	32,768
	Media General, Inc., Class A	2,100	17,955
	Mediacom Communications Corp., Class A (a)	5,900	33,984
	Morningstar, Inc. (a)	2,000	97,120
	New Frontier Media, Inc. (a)	5,400	11,610
	Nexstar Broadcasting Group, Inc., Class A (a)	4,500	15,435
	Outdoor Channel Holdings, Inc. (a)	400	2,616

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	PDI, Inc. (a)	1,000	$4,580
	Playboy Enterprises, Inc., Class B (a)	2,100	6,342
	Primedia, Inc.	3,905	9,841
	RHI Entertainment, Inc. (a)	300	954
	Radio One, Inc., Class D (a)	2,000	1,960
	Regent Communications, Inc. (a)	2,900	1,247
	SPAR Group, Inc. (a)	1,400	994
	Saga Communications, Inc. (a)	357	4,784
	Salem Communications Corp., Class A (a)	1,600	3,616
	Salon Media Group, Inc. (a)	30	3
	Schawk, Inc.	2,100	24,507
	Scholastic Corp.	3,410	82,999
	Sinclair Broadcast Group, Inc., Class A	8,400	30,072
	Sirius XM Radio, Inc. (a)(c)	433,550	275,304
	Spanish Broadcasting System, Inc., Class A (a)	5,100	2,398
	TechTarget, Inc. (a)	1,100	6,270
	TheStreet.com, Inc.	2,600	7,540
	Valassis Communications, Inc. (a)	5,200	92,976
	Value Line, Inc.	100	3,087
	ValueClick, Inc. (a)	11,155	147,134
	Vertro, Inc. (a)	4,400	1,980
	WPT Enterprises, Inc. (a)	2,100	2,058
	Warner Music Group Corp. (a)	7,700	42,581
	WebMD Health Corp., Class A (a)	1,300	43,056
	WebMediaBrands, Inc. (a)	1,900	1,368
	Westwood One, Inc. (a)	18	124

			9,328,187

Mining - 1.1%	AMCOL International Corp.	2,200	50,358
	Alliance Holdings GP LP	1,300	26,819
	Alliance Resource Partners LP	1,900	68,894
	Allied Nevada Gold Corp. (a)	6,600	64,614
	Alpha Natural Resources, Inc. (a)	19,045	668,479
	Arch Coal, Inc.	19,100	422,683
	Atna Resources Ltd. (a)	1,792	1,290
	Coeur d’Alene Mines Corp. (a)	9,770	200,285
	Compass Minerals International, Inc.	4,200	258,804
	Evergreen Energy, Inc. (a)(c)	8,200	5,084
	General Moly, Inc. (a)	6,700	21,105
	Hecla Mining Co. (a)(c)	31,800	139,602
	International Coal Group, Inc. (a)	11,700	47,151
	James River Coal Co. (a)	3,900	74,529
	National Coal Corp. (a)	2,700	3,321
	Natural Resource Partners LP	3,000	62,610
	Patriot Coal Corp. (a)	10,000	117,600
	Penn Virginia GP Holdings LP	2,000	25,660

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Penn Virginia Resource Partners LP	3,100	$53,134
	Royal Gold, Inc.	5,335	243,276
	Solitario Exploration & Royalty Corp. (a)	6,600	13,002
	Stillwater Mining Co. (a)	4,984	33,492
	Timberline Resources Corp. (a)	6,000	4,380
	US Gold Corp. (a)	9,100	26,299
	Vista Gold Corp. (a)	3,800	9,044
	Walter Industries, Inc.	6,400	384,384
	Westmoreland Coal Co. (a)	1,600	13,008

			3,038,907

Mobile Telecommunications - 0.5%	Atlantic Tele-Network, Inc.	1,100	58,762
	Centennial Communications Corp. (a)	7,900	63,042
	FiberTower Corp. (a)	22,700	24,516
	Globalstar, Inc. (a)	5,600	4,256
	iPCS, Inc. (a)	1,900	33,060
	Leap Wireless International, Inc. (a)	8,000	156,400
	NII Holdings, Inc. (a)	20,400	611,592
	NTELOS Holdings Corp.	4,800	84,768
	ORBCOMM, Inc. (a)(c)	1,800	4,896
	Purple Communications, Inc. (a)	6	13
	Telephone & Data Systems, Inc.	7,500	232,575
	Telephone & Data Systems, Inc. (Special Shares)	2,900	86,072
	TerreStar Corp. (a)	5,100	11,679
	U.S. Cellular Corp. (a)	1,600	62,512
	USA Mobility, Inc.	3,200	41,216
	Virgin Mobile USA, Inc. (a)	5,800	29,000

			1,504,359

Nonlife Insurance - 9.0%	21st Century Holding Co.	1,300	5,148
	AMBAC Financial Group, Inc. (c)	42,700	71,736
	Affirmative Insurance Holdings, Inc.	2,600	12,792
	Alleghany Corp. (a)	665	172,268
	Allied World Assurance Holdings Ltd.	4,400	210,892
	AmTrust Financial Services, Inc.	4,300	49,063
	American Financial Group, Inc.	8,250	210,375
	American National Insurance Co.	1,600	136,320
	American Physicians Capital, Inc.	1,533	44,166
	American Safety Insurance Holdings Ltd. (a)	300	4,740
	Arch Capital Group Ltd. (a)	7,005	473,118
	Argo Group International Holdings Ltd. (a)	3,339	112,457
	Arthur J. Gallagher & Co.	10,400	253,448
	Aspen Insurance Holdings Ltd.	9,700	256,759
	Assured Guaranty Ltd.	13,823	268,443
	Atlantic American Corp. (a)	700	735
	Axis Capital Holdings Ltd.	16,100	485,898
	Baldwin & Lyons, Inc., Class B	950	22,277

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Berkshire Hathaway, Inc., Class A (a)	139	$14,039,000
	Brown & Brown, Inc.	12,000	229,920
	CNA Financial Corp.	3,029	73,120
	CNA Surety Corp. (a)	1,900	30,780
	Donegal Group, Inc., Class A	500	7,720
	EMC Insurance Group, Inc.	1,100	23,243
	Eastern Insurance Holdings, Inc.	1,900	18,107
	Employers Holdings, Inc.	5,500	85,140
	Endurance Specialty Holdings Ltd.	6,600	240,702
	Enstar Group Ltd. (a)	600	37,362
	Erie Indemnity Co., Class A	3,200	119,872
	Everest Re Group Ltd.	6,700	587,590
	FPIC Insurance Group, Inc. (a)	1,500	50,325
	First Acceptance Corp. (a)	1,327	3,583
	First American Corp.	8,635	279,515
	First Mercury Financial Corp.	2,400	31,968
	Flagstone Reinsurance Holdings Ltd.	4,500	50,760
	Greenlight Capital Re Ltd. (a)	3,700	69,560
	HCC Insurance Holdings, Inc.	12,250	335,038
	The Hanover Insurance Group, Inc.	6,500	268,645
	Harleysville Group, Inc.	1,400	44,310
	Horace Mann Educators Corp.	4,300	60,071
	Infinity Property & Casualty Corp.	1,800	76,464
	InsWeb Corp. (a)	83	263
	Insure.com, Inc. (a)	366	1,083
	Life Partners Holdings, Inc. (c)	1,631	29,195
	Maiden Holdings Ltd.	4,400	31,988
	Markel Corp. (a)	1,094	360,823
	Max Capital Group Ltd.	5,300	113,261
	Meadowbrook Insurance Group, Inc.	4,400	32,560
	Mercer Insurance Group, Inc.	1,400	25,298
	Mercury General Corp.	2,800	101,304
	Montpelier Re Holdings Ltd.	9,300	151,776
	NYMAGIC, Inc.	600	10,356
	National Interstate Corp.	600	10,500
	National Security Group, Inc.	120	956
	Navigators Group, Inc. (a)	1,700	93,500
	Odyssey Re Holdings Corp.	2,100	136,101
	Old Republic International Corp.	24,512	298,556
	OneBeacon Insurance Group Ltd.	2,600	35,724
	PMA Capital Corp., Class A (a)	4,695	26,715
	PartnerRe Ltd.	6,500	500,110
	Platinum Underwriters Holdings Ltd.	6,500	232,960
	ProAssurance Corp. (a)	4,400	229,636
	RLI Corp.	2,100	110,838
	Reinsurance Group of America, Inc.	8,100	361,260

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	RenaissanceRe Holdings Ltd.	6,900	$377,844
	Safety Insurance Group, Inc.	1,800	59,256
	SeaBright Insurance Holdings, Inc. (a)	4,300	49,106
	Selective Insurance Group, Inc.	5,800	91,234
	Specialty Underwriters’ Alliance, Inc. (a)	3,600	23,760
	State Auto Financial Corp.	1,425	25,550
	Tower Group, Inc.	4,262	103,950
	Transatlantic Holdings, Inc.	6,231	312,609
	Unico American Corp.	300	2,973
	United America Indemnity, Ltd. (a)	2,700	19,953
	United Fire & Casualty Co.	2,000	35,800
	Unitrin, Inc.	4,800	93,552
	Universal Insurance Holdings, Inc.	400	2,012
	Validus Holdings Ltd.	8,655	223,307
	W.R. Berkley Corp.	16,090	406,755
	Wesco Financial Corp.	145	47,198
	White Mountains Insurance Group, Inc.	852	261,572
	Zenith National Insurance Corp.	5,150	159,135

			24,743,759

Oil & Gas Producers - 3.7%	ATP Oil & Gas Corp. (a)(c)	5,000	89,450
	Abraxas Petroleum Corp. (a)	7,700	13,783
	Adams Resources & Energy, Inc.	800	16,040
	Alon USA Energy, Inc.	1,500	14,895
	American Oil & Gas, Inc. (a)	7,400	14,578
	Apco Oil and Gas International, Inc.	1,000	22,920
	Approach Resources, Inc. (a)	1,300	11,804
	Arena Resources, Inc. (a)	5,000	177,500
	Atlas Energy, Inc.	7,147	193,469
	BP Prudhoe Bay Royalty Trust (c)	2,400	179,160
	BPZ Resources, Inc. (a)	10,100	75,952
	Barnwell Industries, Inc. (a)	600	2,610
	Berry Petroleum Co., Class A	4,400	117,832
	Bill Barrett Corp. (a)	3,600	118,044
	BreitBurn Energy Partners LP	3,700	42,069
	Brigham Exploration Co. (a)	10,200	92,616
	CNX Gas Corp. (a)	2,800	85,960
	CREDO Petroleum Corp. (a)	1,700	17,204
	CVR Energy, Inc. (a)	5,854	72,824
	Callon Petroleum Co. (a)	1,100	2,013
	Cano Petroleum, Inc. (a)	10,900	13,843
	Carrizo Oil & Gas, Inc. (a)	3,900	95,511
	Cheniere Energy, Inc. (a)	9,500	27,835
	Cimarex Energy Co.	8,916	386,241
	Clayton Williams Energy, Inc. (a)	1,100	33,132

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Comstock Resources, Inc. (a)	5,800	$232,464
	Concho Resources, Inc. (a)	7,800	283,296
	Contango Oil & Gas Co. (a)	1,500	76,590
	Continental Resources, Inc. (a)	3,200	125,344
	Cross Timbers Royalty Trust	956	29,148
	Delek US Holdings, Inc.	1,600	13,712
	Delta Petroleum Corp. (a)	24,435	42,761
	Dorchester Minerals LP	2,400	54,168
	Double Eagle Pete & Mining Co. (a)	1,800	8,604
	Dune Energy, Inc. (a)	7,800	1,170
	EXCO Resources, Inc. (a)	18,800	351,372
	Eagle Rock Energy Partners LP	5,400	23,220
	Edge Petroleum Corp. (a)	5,600	3,135
	Encore Acquisition Co. (a)	5,500	205,700
	Encore Energy Partners LP	3,700	59,089
	Endeavour International Corp. (a)	20,400	24,684
	Energen Corp.	8,700	374,970
	FX Energy, Inc. (a)	5,900	19,057
	Forest Oil Corp. (a)	12,500	244,625
	Frontier Oil Corp.	12,900	179,568
	GMX Resources Inc. (a)	3,500	54,985
	Gasco Energy, Inc. (a)	5,700	2,793
	GeoMet, Inc. (a)	100	169
	GeoPetro Resources Co. (a)	7,600	5,776
	GeoResources, Inc. (a)	1,200	13,260
	Global Partners LP	1,300	32,500
	Goodrich Petroleum Corp. (a)	3,700	95,497
	Gulfport Energy Corp. (a)	3,900	34,086
	Harvest Natural Resources, Inc. (a)	4,000	20,520
	Holly Corp.	5,700	146,034
	Houston American Energy Corp.	2,100	7,371
	Hugoton Royalty Trust	6,000	107,460
	John D. Oil & Gas Co. (a)	6,000	420
	Legacy Reserves LP	1,000	16,930
	Linn Energy LLC (c)	7,800	178,698
	Mariner Energy, Inc. (a)	10,508	149,003
	Martin Midstream Partners LP	1,400	37,324
	McMoRan Exploration Co. (a)	7,200	54,360
	Meridian Resource Corp. (a)	5,100	2,091
	Newfield Exploration Co. (a)	14,598	621,291
	Northern Oil And Gas, Inc. (a)	2,200	18,480
	Panhandle Oil & Gas, Inc.	900	19,224
	Parallel Petroleum Corp. (a)	8,400	26,628
	Penn Virginia Corp.	6,100	139,751
	PetroHawk Energy Corp. (a)	34,701	840,111
	Petroleum Development Corp. (a)	2,480	46,277

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Petroquest Energy, Inc. (a)	7,300	$47,377
	Pioneer Southwest Energy Partners LP	700	14,728
	Plains Exploration & Production Co. (a)	15,019	415,426
	Quest Energy Partners LP	2,300	5,290
	Quest Resource Corp. (a)	4,000	2,360
	Quicksilver Resources, Inc. (a)	14,860	210,863
	Ram Energy Resources, Inc. (a)	7,700	9,317
	Regency Energy Partners LP	1,700	33,337
	Rex Energy Corp. (a)	4,600	38,410
	Rosetta Resources, Inc. (a)	5,700	83,733
	SandRidge Energy, Inc. (a)	18,300	237,168
	Southern Union Co.	12,854	267,235
	St. Mary Land & Exploration Co.	6,900	223,974
	Stone Energy Corp. (a)	5,609	91,483
	Swift Energy Co. (a)	4,100	97,088
	Syntroleum Corp. (a)	9,000	24,300
	Toreador Resources Corp.	3,400	33,966
	Tri-Valley Corp. (a)(c)	4,300	11,696
	Ultra Petroleum Corp. (a)	18,100	886,176
	Vaalco Energy, Inc. (a)	6,500	29,900
	Venoco, Inc. (a)	2,700	31,077
	W&T Offshore, Inc.	3,000	35,130
	Warren Resources, Inc. (a)	6,500	19,240
	Western Gas Partners LP	2,100	37,170
	Western Refining, Inc. (a)	8,145	52,535
	Whiting Petroleum Corp. (a)	6,300	362,754
	Williams Partners LP	1,400	32,606
	Zion Oil & Gas, Inc. (a)	963	9,399

			10,284,739

Oil Equipment, Services & Distribution - 3.7%	Allis-Chalmers Energy, Inc. (a)	2,000	8,720
	Atlas Pipeline Holdings LP	1,100	4,180
	Atlas Pipeline Partners LP	4,400	32,164
	Atwood Oceanics, Inc. (a)	6,100	215,147
	Basic Energy Services, Inc. (a)	2,600	22,074
	Boardwalk Pipeline Partners LP	3,900	96,798
	Bolt Technology Corp. (a)	1,300	16,341
	Boots & Coots, Inc. (a)	6,900	11,109
	Bristow Group, Inc. (a)	2,900	86,101
	Bronco Drilling Co., Inc. (a)	3,500	22,925
	Buckeye GP Holdings LP	1,700	40,970
	Buckeye Partners LP (c)	2,500	121,025
	CARBO Ceramics, Inc.	2,750	141,762
	Cal Dive International, Inc. (a)	4,075	40,302
	Chart Industries, Inc. (a)	3,100	66,929
	Cheniere Energy Partners LP	2,600	25,350
	Complete Production Services, Inc. (a)	5,900	66,670

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Copano Energy LLC Common Units	1,600	$29,120
	Crosstex Energy LP	4,300	22,661
	Crosstex Energy, Inc.	7,900	41,712
	DCP Midstream Partners LP	800	19,880
	Dawson Geophysical Co. (a)	1,300	35,594
	Dresser-Rand Group, Inc. (a)	9,100	282,737
	Dril-Quip, Inc. (a)	3,300	163,812
	El Paso Pipeline Partners LP	900	18,657
	Enbridge Energy Management LLC (a)	1,343	60,556
	Enbridge Energy Partners LP	3,800	171,228
	Energy Transfer Equity LP	10,800	302,400
	Energy Transfer Partners LP	5,400	229,770
	Enterprise GP Holdings LP	1,200	35,496
	Enterprise Products Partners LP	18,005	509,902
	Exterran Holdings, Inc. (a)	7,463	177,172
	Exterran Partners LP	1,200	21,600
	Flotek Industries, Inc. (a)	2,400	4,944
	Genesis Energy LP	3,100	49,879
	Geokinetics, Inc. (a)	1,500	31,800
	Global Industries Ltd. (a)	11,730	111,435
	Gulf Island Fabrication, Inc.	1,630	30,546
	Gulfmark Offshore, Inc. (a)	2,500	81,850
	Helix Energy Solutions Group, Inc. (a)	10,184	152,556
	Helmerich & Payne, Inc.	10,400	411,112
	Hercules Offshore, Inc. (a)	13,100	64,321
	Hiland Holdings GP LP	1,800	4,284
	Hiland Partners LP	600	4,590
	Holly Energy Partners LP	1,200	46,812
	Hornbeck Offshore Services, Inc. (a)	3,100	85,436
	ION Geophysical Corp. (a)	9,600	33,792
	Key Energy Services, Inc. (a)	13,600	118,320
	Kinder Morgan Energy Partners LP (c)	10,400	561,808
	Kinder Morgan Management LLC (a)	3,508	166,104
	Lufkin Industries, Inc.	2,200	116,996
	Magellan Midstream Partners LP (c)	7,446	279,979
	MarkWest Energy Partners LP (c)	2,282	53,924
	Matrix Service Co. (a)	3,000	32,610
	Mitcham Industries, Inc. (a)	1,700	10,540
	NATCO Group, Inc., Class A (a)	2,200	97,416
	NGAS Resources, Inc. (a)	4,700	11,233
	Natural Gas Services Group (a)	2,200	38,764
	Newpark Resources, Inc. (a)	6,900	22,149
	Nustar Energy LP	2,000	103,680
	Nustar GP Holdings LLC	3,000	74,400
	OGE Energy Corp.	11,600	383,728
	ONEOK Partners LP	3,100	164,021

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	OYO Geospace Corp. (a)	1,100	$28,413
	Oceaneering International, Inc. (a)	5,900	334,825
	Oil States International, Inc. (a)	5,500	193,215
	Omni Energy Services Corp. (a)	3,600	5,580
	PHI, Inc. (a)	1,900	38,532
	Parker Drilling Co. (a)	12,500	68,250
	Patterson-UTI Energy, Inc.	19,010	287,051
	Pioneer Drilling Co. (a)	5,500	40,370
	Plains All American Pipeline LP (a)	7,241	335,186
	Pride International, Inc. (a)	18,400	560,096
	RPC, Inc.	3,375	35,370
	SEACOR Holdings, Inc. (a)	2,177	177,709
	Seahawk Drilling, Inc. (a)	1,773	55,123
	Spectra Energy Partners LP	1,700	41,344
	Sulphco, Inc. (a)(c)	12,700	17,399
	Sunoco Logistics Partners LP	1,600	94,800
	Superior Energy Services, Inc. (a)	8,226	185,250
	Superior Well Services, Inc. (a)	2,100	20,328
	T-3 Energy Services, Inc. (a)	2,200	43,340
	TC PipeLines LP	1,400	53,340
	TEPPCO Partners LP	4,300	149,296
	Targa Resources Partners LP	1,700	31,892
	Teekay LNG Partners LP	2,000	49,640
	Teekay Offshore Partners LP	1,900	31,293
	Tesco Corp. (a)	2,300	18,354
	Tetra Technologies, Inc. (a)	8,250	79,943
	Tidewater, Inc.	6,355	299,257
	Transmontaigne Partners LP	1,400	37,660
	Trico Marine Services, Inc. (a)	3,300	25,476
	Union Drilling, Inc. (a)	2,700	20,628
	Unit Corp. (a)	5,000	206,250
	Williams Pipeline Partners LP	1,800	34,488

			10,089,591

Personal Goods - 1.2%	Alberto-Culver Co.	9,370	259,362
	American Apparel, Inc. (a)	3,100	10,881
	Bare Escentuals, Inc. (a)	6,600	78,474
	Carter’s, Inc. (a)	6,200	165,540
	Charles & Colvard Ltd. (a)	1,750	997
	Chattem, Inc. (a)	2,600	172,666
	Cherokee, Inc.	1,900	45,543
	Columbia Sportswear Co.	1,600	65,856
	Crocs, Inc. (a)	9,000	59,850
	Culp, Inc. (a)	600	3,342
	Deckers Outdoor Corp. (a)	1,800	152,730
	Elizabeth Arden, Inc. (a)	3,300	38,841
	FGX International Holdings Ltd. (a)	2,200	30,690
	Fossil, Inc. (a)	6,117	174,029

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	G-III Apparel Group, Ltd. (a)	1,200	$16,980
	Hanesbrands, Inc. (a)	9,900	211,860
	Heelys, Inc.	3,700	7,844
	Helen of Troy Ltd. (a)	2,800	54,404
	Iconix Brand Group, Inc. (a)	7,281	90,794
	Inter Parfums, Inc.	2,450	29,915
	Joe’s Jeans, Inc. (a)	2,300	1,587
	Jones Apparel Group, Inc.	9,500	170,335
	K-Swiss, Inc., Class A	3,200	28,128
	Kenneth Cole Productions, Inc., Class A	1,800	18,054
	Lacrosse Footwear, Inc.	500	6,075
	Lakeland Industries, Inc. (a)	1,210	9,995
	Liz Claiborne, Inc.	13,600	67,048
	Maidenform Brands, Inc. (a)	1,600	25,696
	Movado Group, Inc.	2,600	37,778
	Oxford Industries, Inc.	1,900	37,430
	Parlux Fragrances, Inc. (a)	1,100	2,376
	Perry Ellis International, Inc. (a)	2,100	33,684
	Phillips-Van Heusen Corp.	6,300	269,577
	Phoenix Footwear Group, Inc. (a)	1,000	470
	Physicians Formula Holdings, Inc. (a)	1,000	2,810
	Quiksilver, Inc. (a)	12,500	34,375
	Revlon, Inc., Class A (a)	2,989	14,527
	Rocky Brands, Inc. (a)	1,000	6,170
	Skechers U.S.A., Inc., Class A (a)	4,700	80,558
	Steven Madden Ltd. (a)	2,100	77,301
	Superior Uniform Group, Inc.	1,500	11,670
	Tandy Brands Accessories, Inc.	200	682
	Timberland Co., Class A (a)	4,000	55,680
	True Religion Apparel, Inc. (a)	2,800	72,604
	Under Armour, Inc., Class A (a)(c)	4,000	111,320
	Unifi, Inc. (a)	3,200	10,240
	Volcom, Inc. (a)	2,200	36,256
	The Warnaco Group, Inc. (a)	5,800	254,388
	Weyco Group, Inc.	700	16,030
	Wolverine World Wide, Inc.	5,400	134,136

			3,297,578

Pharmaceuticals & Biotechnology - 4.4%	AMAG Pharmaceuticals, Inc. (a)	2,300	100,464
	ARCA Biopharma, Inc. (a)	511	1,814
	ARYx Therapeutics, Inc. (a)	2,900	9,077
	AVI BioPharma, Inc. (a)	19,800	34,056
	Aastrom Biosciences, Inc. (a)	14,600	6,323
	The Abraxis Bioscience, Inc. (a)	613	22,301
	Acadia Pharmaceuticals, Inc. (a)	4,500	7,695
	Acorda Therapeutics, Inc. (a)	4,200	97,776
	Acura Pharmaceuticals, Inc. (a)	2,600	13,286
	Adolor Corp. (a)	7,200	11,448

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Affymax, Inc. (a)	1,300	$31,057
	Affymetrix, Inc. (a)	9,260	81,303
	Akorn, Inc. (a)	8,100	11,097
	Albany Molecular Research, Inc. (a)	2,000	17,320
	Alexion Pharmaceuticals, Inc. (a)	9,900	440,946
	Alexza Pharmaceuticals, Inc. (a)	3,600	8,100
	Alkermes, Inc. (a)	10,400	95,576
	Allos Therapeutics, Inc. (a)	9,900	71,775
	Alnylam Pharmaceuticals, Inc. (a)	3,900	88,452
	Altus Pharmaceuticals, Inc. (a)	500	100
	Amicus Therapeutics, Inc. (a)	1,700	14,875
	Amylin Pharmaceuticals, Inc. (a)	15,400	210,826
	Anadys Pharmaceuticals, Inc. (a)	8,800	23,144
	Anesiva, Inc. (a)	400	104
	Antigenics, Inc. (a)(c)	12,100	25,047
	Ardea Biosciences, Inc. (a)	1,900	34,808
	Arena Pharmaceuticals, Inc. (a)(c)	13,640	60,971
	Ariad Pharmaceuticals, Inc. (a)	18,700	41,514
	Arqule, Inc. (a)	5,130	23,290
	Array Biopharma, Inc. (a)	5,200	12,376
	AspenBio Pharma, Inc. (a)	1,500	3,060
	Auxilium Pharmaceuticals, Inc. (a)	5,500	188,155
	Avanir Pharmaceuticals, Inc. (a)	7,050	14,664
	Avigen, Inc. (a)	1,000	1,490
	BioCryst Pharmaceuticals, Inc. (a)(c)	4,400	36,256
	BioMarin Pharmaceuticals, Inc. (a)	11,100	200,688
	BioMimetic Therapeutics, Inc. (a)	1,750	21,367
	Biodel, Inc. (a)	600	3,222
	CEL-SCI Corp. (a)(c)	23,000	39,560
	CPEX Pharmaceuticals, Inc. (a)	90	894
	Cadence Pharmaceuticals, Inc. (a)	2,300	25,438
	Caliper Life Sciences, Inc. (a)	2,385	6,726
	Caraco Pharmaceutical Laboratories Ltd. (a)	1,400	7,126
	Celera Corp. (a)	8,800	54,824
	Cell Genesys, Inc. (a)	5,750	2,001
	Cell Therapeutics, Inc. (a)(c)	63,395	77,976
	Celldex Therapeutics, Inc. (a)	4,666	25,616
	Cerus Corp. (a)	10,900	23,871
	Charles River Laboratories International, Inc. (a)	7,492	277,054
	Chelsea Therapeutics International, Inc. (a)	5,000	12,550
	Columbia Laboratories, Inc. (a)	7,400	9,546
	Cubist Pharmaceuticals, Inc. (a)	7,900	159,580
	CuraGen Corp. (a)	8,400	12,348
	Curis, Inc. (a)	3,300	7,722
	Cypress Bioscience, Inc. (a)	4,200	34,314
	CytRx Corp. (a)	24,700	27,664

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cytokinetics, Inc. (a)	4,200	$22,218
	Cytori Therapeutics, Inc. (a)	6,400	25,280
	Dendreon Corp. (a)	14,030	392,700
	Depomed, Inc. (a)	7,300	31,901
	Discovery Laboratories, Inc. (a)	26,700	36,312
	Durect Corp. (a)	7,200	19,224
	Dusa Pharmaceuticals, Inc. (a)	1,300	1,417
	Dyax Corp. (a)	8,000	28,720
	Dynavax Technologies Corp. (a)	5,100	9,282
	EPIX Pharmaceuticals, Inc. (a)	7,566	106
	Emergent Biosolutions, Inc. (a)	2,500	44,150
	Emisphere Technologies, Inc. (a)	4,800	3,643
	Endo Pharmaceuticals Holdings, Inc. (a)	12,900	291,927
	Entremed, Inc. (a)	4,300	1,935
	Enzo Biochem, Inc. (a)	3,973	28,129
	Enzon Pharmaceuticals, Inc. (a)	5,500	45,375
	EpiCept Corp. (a)(c)	673	604
	Exact Sciences Corp. (a)	1,600	4,448
	Exelixis, Inc. (a)	11,500	73,370
	Facet Biotech Corp. (a)	3,680	63,627
	GTC Biotherapeutics, Inc. (a)	900	1,440
	GTx, Inc. (a)(c)	2,400	30,720
	Gen-Probe, Inc. (a)	6,400	265,216
	GenVec, Inc. (a)	28,200	21,742
	General Liquidating Trust Certificates (a)	566	1
	Genomic Health, Inc. (a)	2,100	45,906
	Genta, Inc. (a)	26	26
	Geron Corp. (a)	11,400	74,784
	Halozyme Therapeutics, Inc. (a)	7,300	51,903
	Harvard Bioscience, Inc. (a)	1,520	5,761
	Helicos BioSciences Corp. (a)	500	1,430
	Hemispherx Biopharma, Inc. (a)(c)	22,200	44,400
	Hi-Tech Pharmacal Co., Inc. (a)	1,775	39,831
	Hollis-Eden Pharmaceuticals, Inc. (a)	2,300	1,357
	Human Genome Sciences, Inc. (a)(c)	18,100	340,642
	Idenix Pharmaceuticals, Inc. (a)	3,600	11,124
	Idera Pharmaceuticals, Inc. (a)	2,100	15,561
	Illumina, Inc. (a)(c)	15,192	645,660
	ImmunoGen, Inc. (a)	5,600	45,416
	Immunomedics, Inc. (a)	10,300	56,856
	Impax Laboratories, Inc. (a)	4,200	36,708
	Incyte Corp. (a)	11,200	75,600
	Infinity Pharmaceuticals, Inc. (a)	1,000	6,230
	Inovio Biomedical Corp. (a)	13,600	21,488
	Insmed, Inc. (a)	13,600	11,152
	Inspire Pharmaceuticals, Inc. (a)	6,300	32,886

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	InterMune, Inc. (a)	3,800	$60,534
	Isis Pharmaceuticals, Inc. (a)	9,900	144,243
	Ista Pharmaceuticals, Inc. (a)	5,300	23,638
	Javelin Pharmaceuticals, Inc. (a)	6,200	12,090
	Jazz Pharmaceuticals, Inc. (a)(c)	3,800	30,476
	K-V Pharmaceutical Co., Class A (a)	4,100	12,587
	Keryx Biopharmaceuticals, Inc. (a)	11,900	27,846
	La Jolla Pharmaceutical Co. (a)	5,540	1,173
	Lexicon Genetics, Inc. (a)	3,100	6,603
	Ligand Pharmaceuticals, Inc., Class B (a)	10,594	24,472
	Luminex Corp. (a)	5,300	90,100
	MAP Pharmaceuticals, Inc. (a)	300	3,138
	MDRNA, Inc. (a)	3,390	4,746
	MannKind Corp. (a)(c)	7,400	72,890
	Matrixx Initiatives, Inc. (a)	1,800	10,224
	Maxygen, Inc. (a)	4,300	28,767
	Medicines Co. (a)	7,470	82,245
	Medicis Pharmaceutical Corp., Class A	6,500	138,775
	Medivation, Inc. (a)	3,300	89,562
	Micromet, Inc. (a)(c)	5,733	38,182
	MiddleBrook Pharmaceuticals, Inc. (a)	8,000	9,200
	Molecular Insight Pharmaceuticals, Inc. (a)	3,700	20,461
	Momenta Pharmaceuticals, Inc. (a)	3,400	36,074
	Myriad Genetics, Inc. (a)	12,100	331,540
	Myriad Pharmaceuticals, Inc. (a)	5,100	29,886
	NPS Pharmaceuticals, Inc. (a)	6,340	25,487
	Nabi Biopharmaceuticals (a)	5,700	20,463
	Nektar Therapeutics (a)	10,100	98,374
	Neurocrine Biosciences, Inc. (a)	5,345	16,302
	Neurogen Corp. (a)	2,600	614
	Nile Therapeutics, Inc. (a)	4,900	8,085
	Novavax, Inc. (a)(c)	11,700	46,332
	OSI Pharmaceuticals, Inc. (a)	6,567	231,815
	Obagi Medical Products, Inc. (a)	2,700	31,320
	OncoGenex Pharmaceutical, Inc. (a)	700	25,200
	Onyx Pharmaceuticals, Inc. (a)	7,700	230,769
	Opko Health, Inc. (a)	8,500	19,380
	Optimer Pharmaceuticals, Inc. (a)(c)	3,700	50,061
	Orchid Cellmark, Inc. (a)	1,745	2,932
	Ore Pharmaceuticals, Inc. (a)	380	247
	Orexigen Therapeutics, Inc. (a)	5,400	53,190
	Orthologic Corp. (a)	4,100	3,239
	Osiris Therapeutics, Inc. (a)(c)	2,000	13,320
	OxiGene, Inc. (a)	2,000	2,840
	PDL BioPharma, Inc.	16,600	130,808
	Pain Therapeutics, Inc. (a)	4,500	22,770

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Palatin Technologies, Inc. (a)	10,600	$3,604
	Par Pharmaceutical Cos., Inc. (a)	4,800	103,248
	Penwest Pharmaceuticals Co. (a)	4,600	9,614
	Peregrine Pharmaceuticals, Inc. (a)(c)	20,800	14,352
	Perrigo Co.	9,000	305,910
	Pharmacyclics, Inc. (a)	3,849	7,544
	Pharmasset, Inc. (a)	2,300	48,622
	Poniard Pharmaceuticals, Inc. (a)	933	6,979
	Pozen, Inc. (a)	3,300	24,288
	Prestige Brands Holdings, Inc. (a)	3,900	27,456
	Progenics Pharmaceuticals, Inc. (a)	3,200	16,768
	Questcor Pharmaceuticals, Inc. (a)	6,900	38,088
	RXi Pharmaceuticals Corp. (a)	507	1,242
	Raptor Pharmaceutical Corp. (a)	22	73
	Regeneron Pharmaceuticals, Inc. (a)	6,800	131,240
	Repligen Corp. (a)	3,300	16,533
	Repros Therapeutics, Inc. (a)	1,300	1,170
	Rexahn Pharmaceuticals, Inc. (a)	5,000	4,400
	Rigel Pharmaceuticals, Inc. (a)	4,065	33,333
	SIGA Technologies, Inc. (a)	4,000	31,560
	Salix Pharmaceuticals Ltd. (a)	6,503	138,254
	Sangamo Biosciences, Inc. (a)(c)	4,200	34,482
	Santarus, Inc. (a)	2,700	8,883
	Savient Pharmaceuticals, Inc. (a)	8,084	122,877
	Sciclone Pharmaceuticals, Inc. (a)	7,700	32,802
	Seattle Genetics, Inc. (a)	7,944	111,454
	Sepracor, Inc. (a)	11,655	266,900
	Sequenom, Inc. (a)(c)	8,566	27,668
	Somaxon Pharmaceuticals, Inc. (a)	3,000	7,140
	Spectrum Pharmaceuticals, Inc. (a)	5,916	39,815
	StemCells, Inc. (a)	19,100	31,133
	Strategic Diagnostics, Inc. (a)	5,000	8,800
	Sucampo Pharmaceuticals, Inc., Class A (a)	900	5,247
	SuperGen, Inc. (a)	3,130	8,357
	Synta Pharmaceuticals Corp. (a)	2,100	6,510
	Targacept, Inc. (a)	500	10,685
	Targeted Genetics Corp. (a)	850	276
	Techne Corp.	4,000	250,200
	Telik, Inc. (a)	8,430	6,693
	Theravance, Inc. (a)	5,500	80,520
	Threshold Pharmaceuticals, Inc. (a)	1,216	2,213
	Transcept Pharmaceuticals, Inc. (a)	800	11,064
	Transgenomic, Inc. (a)	900	630
	Trimeris, Inc.	2,900	7,076
	Trubion Pharmaceuticals, Inc. (a)	400	2,024
	Unigene Laboratories, Inc. (a)	10,700	13,375

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	United Therapeutics Corp. (a)	5,800	$284,142
	Valeant Pharmaceuticals International (a)	7,800	218,868
	Vanda Pharmaceuticals, Inc. (a)	3,700	43,068
	Vertex Pharmaceuticals, Inc. (a)	21,362	809,620
	Via Pharmaceuticals, Inc. (a)	9	3
	Vical, Inc. (a)	7,500	31,950
	Vion Pharmaceuticals, Inc. (a)	330	333
	ViroPharma, Inc. (a)	7,400	71,188
	Vivus, Inc. (a)	9,400	98,230
	XOMA Ltd. (a)	28,400	23,004
	Xenoport, Inc. (a)	3,000	63,690
	ZymoGenetics, Inc. (a)	5,900	35,636

			11,982,675

Real Estate Investment & Services - 0.5%	American Realty Investors, Inc. (a)	500	5,785
	Avatar Holdings, Inc. (a)	700	13,300
	Brookfield Properties Corp.	29,300	329,918
	California Coastal Communities, Inc. (a)	3,200	4,960
	Consolidated-Tomoka Land Co.	300	11,490
	Forest City Enterprises, Inc., Class A	13,100	175,147
	Forestar Group, Inc. (a)	3,333	57,261
	Grubb & Ellis Co. (a)	4,922	8,318
	HFF, Inc., Class A (a)	2,700	18,198
	Hilltop Holdings, Inc. (a)	5,680	69,637
	Jones Lang LaSalle, Inc.	5,025	238,034
	LoopNet, Inc. (a)	4,000	36,160
	Market Leader, Inc. (a)	1,600	3,456
	Maui Land & Pineapple Co., Inc. (a)	400	2,516
	Move, Inc. (a)	12,824	34,625
	Reis, Inc. (a)	2,000	10,800
	The St. Joe Co. (a)(c)	10,200	297,024
	Stratus Properties, Inc. (a)	200	1,630
	Tejon Ranch Co. (a)	900	23,112
	Thomas Properties Group, Inc.	2,600	7,514
	Transcontinental Realty Investors, Inc. (a)	100	1,170
	W.P. Carey & Co. LLC	2,500	70,775
	ZipRealty, Inc. (a)	1,049	4,406

			1,425,236

Real Estate Investment Trusts (REITs) - 5.6%	AMB Property Corp. (b)	15,800	362,610
	Acadia Realty Trust	3,427	51,645
	Agree Realty Corp.	1,400	32,102
	Alesco Financial, Inc. (a)	1,795	2,244
	Alexander’s, Inc.	300	88,764
	Alexandria Real Estate Equities, Inc. (b)(c)	4,800	260,880
	American Campus Communities, Inc.	6,375	171,169
	American Capital Agency Corp.	2,300	65,435
	Annaly Capital Management, Inc.	64,400	1,168,216

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Anthracite Capital, Inc. (d)	8,800	$9,240
	Anworth Mortgage Asset Corp.	15,500	122,140
	Arbor Realty Trust, Inc.	2,800	7,952
	Arlington Asset Investment Corp. (a)	9,710	4,758
	Ashford Hospitality Trust, Inc.	10,000	34,600
	Associated Estates Realty Corp.	4,000	38,480
	BRE Properties	6,735	210,806
	BRT Realty Trust	2,000	11,400
	BioMed Realty Trust, Inc.	10,600	146,280
	Brandywine Realty Trust	13,914	153,611
	CBL & Associates Properties, Inc. (c)	15,120	146,664
	Camden Property Trust	6,757	272,307
	CapLease, Inc.	5,600	22,568
	Capital Trust, Inc.	2,100	6,384
	Capstead Mortgage Corp.	9,200	127,972
	Care Investment Trust, Inc.	2,700	20,709
	Cedar Shopping Centers, Inc.	5,400	34,830
	Chimera Investment Corp.	68,100	260,142
	Cogdell Spencer, Inc.	6,700	32,160
	Colonial Properties Trust	4,600	44,758
	Corporate Office Properties Trust	7,200	265,536
	Cousins Properties, Inc.	9,250	76,590
	Cypress Sharpridge Investments, Inc.	2,500	35,500
	DCT Industrial Trust, Inc.	21,600	110,376
	Developers Diversified Realty Corp.	13,922	128,639
	DiamondRock Hospitality Co.	15,200	123,120
	Digital Realty Trust, Inc.	7,800	356,538
	Douglas Emmett, Inc.	12,500	153,500
	Duke Realty Corp.	23,775	285,538
	Dupont Fabros Technology, Inc.	4,700	62,651
	Dynex Capital Corp.	1,200	10,116
	Eastgroup Properties, Inc.	2,700	103,194
	Education Realty Trust, Inc.	6,990	41,451
	Entertainment Properties Trust	3,600	122,904
	Equity Lifestyle Properties Inc.	2,700	115,533
	Equity One, Inc. (c)	3,655	57,274
	Essex Property Trust, Inc.	3,400	270,572
	Extra Space Storage, Inc.	12,160	128,288
	FBR Capital Markets Corp. (a)	5,647	33,487
	Federal Realty Investment Trust	7,240	444,319
	FelCor Lodging Trust, Inc.	6,800	30,804
	First Industrial Realty Trust, Inc.	6,700	35,175
	First Potomac Realty Trust	3,000	34,680
	Franklin Street Properties Corp.	7,000	91,700
	Getty Realty Corp.	1,900	46,626

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Gladstone Commercial Corp.	2,000	$27,360
	Glimcher Realty Trust	8,100	29,727
	Government Properties Income Trust (a)	1,100	26,411
	Gramercy Capital Corp.	6,539	15,890
	HRPT Properties Trust	25,200	189,504
	Hatteras Financial Corp.	4,900	146,902
	Healthcare Realty Trust, Inc.	6,500	137,345
	Hersha Hospitality Trust	8,300	25,730
	Highwoods Properties, Inc.	8,650	272,043
	Home Properties, Inc.	4,400	189,596
	Hospitality Properties Trust	15,257	310,785
	Inland Real Estate Corp.	6,400	56,064
	InvesCo. Mortgage Capital, Inc. (a)	1,900	41,515
	Investors Real Estate Trust	6,500	58,760
	iStar Financial, Inc. (c)	16,400	49,856
	JER Investors Trust, Inc.	95	70
	Kilroy Realty Corp.	5,500	152,570
	Kite Realty Group Trust	5,600	23,352
	LTC Properties, Inc.	2,000	48,080
	LTC-Amerivest Liquidating Trust (a)	4,400	—
	LaSalle Hotel Properties	8,600	169,076
	Lexington Corporate Properties Trust	9,256	47,206
	Liberty Property Trust	12,060	392,312
	MFA Financial, Inc.	34,500	274,620
	The Macerich Co. (c)	9,472	287,286
	Mack-Cali Realty Corp.	9,000	290,970
	Maguire Properties, Inc. (a)	11,000	23,100
	Medical Properties Trust, Inc.	7,100	55,451
	Mid-America Apartment Communities, Inc.	3,100	139,903
	Mission West Properties, Inc.	1,100	7,403
	Monmouth Real Estate Investment Corp., Class A	2,462	17,136
	National Health Investors, Inc.	2,100	66,465
	National Retail Properties, Inc.	8,591	184,449
	Nationwide Health Properties, Inc.	12,800	396,672
	New York Mortgage Trust, Inc.	3,300	25,080
	Newcastle Investment Corp.	10,905	32,388
	NorthStar Realty Finance Corp. (c)	10,985	38,557
	Omega Healthcare Investors, Inc.	8,600	137,772
	One Liberty Properties, Inc.	1,187	10,683
	PMC Commercial Trust	2,125	15,534
	PS Business Parks, Inc.	2,200	112,904
	Parkway Properties, Inc.	2,900	57,130
	Pennsylvania Real Estate Investment Trust (c)	4,399	33,476
	Pennymac Mortgage Investment Trust (a)	1,950	38,825
	Post Properties, Inc.	4,900	88,200
	Potlatch Corp.	4,159	118,324

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	RAIT Investment Trust	6,600	$19,404
	Ramco-Gershenson Properties Trust	2,000	17,840
	Rayonier, Inc.	8,371	342,458
	Realty Income Corp. (c)	12,700	325,755
	Redwood Trust, Inc.	6,600	102,300
	Regency Centers Corp.	9,600	355,680
	Roberts Realty Investors, Inc.	490	711
	SL Green Realty Corp.	8,282	363,166
	Saul Centers, Inc.	1,300	41,730
	Senior Housing Properties Trust	13,700	261,807
	Sovran Self Storage, Inc.	2,400	73,032
	Starwood Property Trust, Inc.	4,956	100,359
	Strategic Hotel Capital, Inc.	16,000	41,440
	Sun Communities, Inc.	2,600	55,952
	Sunstone Hotel Investors, Inc.	8,780	62,338
	Supertel Hospitality, Inc.	300	645
	Tanger Factory Outlet Centers, Inc.	4,100	153,094
	Taubman Centers, Inc.	6,800	245,344
	U-Store-It Trust	8,319	51,994
	UDR, Inc.	18,464	290,623
	UMH Properties, Inc.	500	4,075
	Universal Health Realty Income Trust	1,300	42,315
	Urstadt Biddle Properties, Inc.	1,300	17,108
	Urstadt Biddle Properties, Inc., Class A	900	13,131
	Walter Investment Management Corp.	3,118	49,950
	Washington Real Estate Investment Trust	6,000	172,800
	Weingarten Realty Investors	12,675	252,486
	Winthrop Realty Trust	3,071	29,912

			15,424,868

Software & Computer Services - 4.6%	j2 Global Communications, Inc. (a)	5,100	117,351
	ACI Worldwide, Inc. (a)	3,600	54,468
	AMICAS, Inc. (a)	3,400	12,240
	Accelrys, Inc. (a)	3,000	17,400
	Actuate Corp. (a)	4,800	27,744
	Advent Software, Inc. (a)(c)	1,900	76,475
	American Software, Class A	4,300	28,079
	Analysts International Corp. (a)	200	144
	Answers Corp. (a)	800	7,400
	Ansys, Inc. (a)	9,506	356,190
	ArcSight, Inc. (a)	3,000	72,210
	Ariba, Inc. (a)	12,154	140,986
	Art Technology Group, Inc. (a)	14,071	54,314
	athenahealth, Inc. (a)	4,100	157,317
	Atrinsic, Inc. (a)	2,231	2,432
	Authentidate Holding Corp. (a)	2,000	2,820
	BSQUARE Corp. (a)	1,150	2,990
	BigBand Networks, Inc. (a)	4,400	17,644

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Blackbaud, Inc.	4,748	$110,153
	Blackboard, Inc. (a)	3,100	117,118
	Bottomline Technologies, Inc. (a)	1,500	19,350
	CACI International, Inc., Class A (a)	4,000	189,080
	CSG Systems International, Inc. (a)	4,165	66,681
	Cadence Design Systems, Inc. (a)	27,700	203,318
	Callidus Software, Inc. (a)	1,900	5,719
	Cerner Corp. (a)	7,700	575,960
	Chordiant Software, Inc. (a)	3,020	11,748
	Ciber, Inc. (a)	3,800	15,200
	Cicero, Inc. (a)	1	—
	Clearwire Corp., Class A (a)(c)	7,200	58,536
	Cogent Communications Group, Inc. (a)	5,700	64,410
	CommVault Systems, Inc. (a)	4,300	89,225
	Communication Intelligence Corp. (a)	700	91
	Computer Programs & Systems, Inc.	1,900	78,679
	Concur Technologies, Inc. (a)	5,100	202,776
	Convera Corp. (a)	9,200	2,208
	DST Systems, Inc. (a)	4,200	188,160
	DealerTrack Holdings, Inc. (a)	4,200	79,422
	Delrek, Inc. (a)	2,613	20,094
	Deltathree, Inc., Class A (a)	100	47
	DemandTec, Inc. (a)	2,500	22,075
	Diamond Management & Technology Consultants, Inc.	3,000	20,550
	Digimarc Corp. (a)	1,700	25,823
	Digital River, Inc. (a)	4,900	197,568
	DivX, Inc. (a)	4,500	24,570
	Double-Take Software, Inc. (a)	2,700	27,513
	Dynamics Research Corp. (a)	1,400	18,228
	EPIQ Systems, Inc. (a)	3,400	49,300
	EarthLink, Inc.	15,000	126,150
	Ebix, Inc. (a)	1,300	71,968
	Eclipsys Corp. (a)	6,000	115,800
	Egain Communications Corp. (a)	20	17
	Epicor Software Corp. (a)	5,700	36,309
	Equinix, Inc. (a)	4,515	415,380
	Evolve Software, Inc. (a)	2	—
	Evolving Systems, Inc. (a)	1,600	11,120
	Fair Isaac Corp.	5,051	108,546
	FalconStor Software, Inc. (a)	5,800	28,826
	Forrester Research, Inc. (a)	1,500	39,960
	GSE Systems, Inc. (a)	1,203	7,483
	Gartner, Inc., Class A (a)	6,080	111,082
	Guidance Software, Inc. (a)	3,000	13,260
	The Hackett Group, Inc. (a)	4,200	12,180
	i2 Technologies, Inc. (a)	2,600	41,704

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	IAC/InterActiveCorp. (a)	14,350	$289,727
	ICF International, Inc. (a)	1,100	33,352
	iGate Corp.	4,900	42,042
	Imergent, Inc.	1,800	14,184
	Immersion Corp. (a)	4,800	20,544
	Informatica Corp. (a)	11,000	248,380
	Infospace, Inc. (a)	3,840	29,722
	Innodata Corp. (a)	4,600	36,570
	Inter Allscripts - Misys Healthcare Solutions, Inc.	7,045	142,802
	Interactive Intelligence, Inc. (a)	2,100	40,131
	Internap Network Services Corp. (a)	5,610	18,008
	Internet Capital Group, Inc. (a)	4,275	35,739
	Ipass, Inc.	5,900	8,142
	Isilon Systems, Inc. (a)	5,300	32,330
	JDA Software Group, Inc. (a)	3,400	74,596
	Kenexa Corp. (a)	2,200	29,656
	Keynote Systems, Inc. (a)	2,400	22,632
	Lawson Software, Inc. (a)	13,700	85,488
	LivePerson, Inc. (a)	5,600	28,224
	LookSmart, Ltd. (a)	1,342	1,557
	MAXIMUS, Inc.	2,000	93,200
	MSC.Software Corp. (a)	3,100	26,071
	Magma Design Automation, Inc. (a)	4,440	9,280
	Manhattan Associates, Inc. (a)	3,200	64,640
	Mastech Holdings, Inc. (a)	346	1,592
	MedAssets, Inc. (a)	3,200	72,224
	Mentor Graphics Corp. (a)	9,700	90,307
	Merge Healthcare, Inc. (a)	3,500	14,385
	MicroStrategy, Inc., Class A (a)	1,390	99,441
	Monotype Imaging Holdings, Inc. (a)	1,100	9,251
	NCI, Inc., Class A (a)	1,500	42,990
	NIC, Inc.	4,000	35,560
	NaviSite, Inc. (a)	313	685
	NetScout Systems, Inc. (a)	2,900	39,179
	NetSol Technologies, Inc. (a)	20	19
	NetSuite, Inc. (a)	1,500	22,950
	Nuance Communications, Inc. (a)	27,335	408,932
	Omniture, Inc. (a)	9,576	205,309
	On2 Technologies, Inc. (a)(c)	19,400	11,446
	OpenTV Corp. (a)	13,000	17,940
	Openwave Systems, Inc. (a)	6,061	15,759
	Opnet Technologies, Inc.	1,200	13,116
	PC-Tel, Inc. (a)	2,300	14,375
	PDF Solutions, Inc. (a)	300	1,047
	PLATO Learning, Inc. (a)	4,591	19,833
	PROS Holdings, Inc. (a)	1,800	15,156

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Parametric Technology Corp. (a)	15,000	$207,300
	Pegasystems, Inc.	2,400	82,872
	Perficient, Inc. (a)	3,400	28,118
	Perot Systems Corp., Class A (a)	9,500	282,150
	Phase Forward, Inc. (a)	4,700	65,988
	Phoenix Technologies Ltd. (a)	3,200	11,680
	Pomeroy IT Solutions, Inc. (a)	2,300	14,835
	Progress Software Corp. (a)	4,400	99,660
	QAD, Inc.	1,700	7,735
	Quality Systems, Inc. (c)	2,500	153,925
	Quest Software, Inc. (a)	8,400	141,540
	Rackspace Hosting, Inc. (a)	9,900	168,894
	Renaissance Learning, Inc.	1,700	16,898
	RightNow Technologies, Inc. (a)	2,700	38,988
	RiskMetrics Group, Inc. (a)	2,700	39,474
	Rosetta Stone, Inc. (a)	1,200	27,552
	Rovi Corp. (a)	8,699	292,286
	S1 Corp. (a)	6,000	37,080
	SAIC, Inc. (a)	24,800	434,992
	SAVVIS, Inc. (a)	4,033	63,802
	SPSS, Inc. (a)	2,209	110,340
	SRA International, Inc., Class A (a)	4,300	92,837
	SRS Labs Inc. (a)	2,800	20,468
	Saba Software, Inc. (a)	1,229	5,174
	Sapient Corp. (a)	9,600	77,184
	Scientific Learning Corp. (a)	100	347
	Selectica, Inc. (a)	11,400	3,762
	Smith Micro Software, Inc. (a)	3,200	39,552
	SolarWinds, Inc. (a)	600	13,218
	Solera Holdings, Inc.	7,600	236,436
	Sonic Solutions, Inc. (a)	3,000	17,790
	Sourcefire, Inc. (a)	2,200	47,234
	Stanley, Inc. (a)	1,900	48,868
	SuccessFactors, Inc. (a)	3,700	52,059
	Support.com Inc. (a)	5,000	12,000
	Switch and Data Facilities Co., Inc. (a)	3,100	42,191
	Sybase, Inc. (a)	10,255	398,920
	Synchronoss Technologies, Inc. (a)	2,400	29,928
	Synopsys, Inc. (a)	17,605	394,704
	Syntel, Inc.	2,400	114,552
	TIBCO Software, Inc. (a)	22,900	217,321
	Taleo Corp., Class A (a)	4,400	99,616
	TeleCommunication Systems, Inc., Class A (a)	5,500	45,980
	Terremark Worldwide, Inc. (a)	2,800	17,416
	Tyler Technologies, Inc. (a)	4,000	68,360
	Ultimate Software Group, Inc. (a)	3,100	89,032

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Unica Corp. (a)	100	$762
	Unisys Corp. (a)	36,500	97,455
	United Online, Inc.	8,974	72,151
	VASCO Data Security International, Inc. (a)	3,300	24,486
	VMware, Inc. (a)	5,200	208,884
	Virtusa Corp. (a)	2,700	25,623
	Vital Images, Inc. (a)	2,300	28,796
	Vocus, Inc. (a)	2,100	43,869
	Wave Systems Corp., Class A (a)	666	574
	Web.Com Group, Inc. (a)	3,523	24,978
	Websense, Inc. (a)	4,700	78,960
	Zanett, Inc. (a)	125	65
	Zix Corp. (a)	12,800	28,160

			12,495,925

Support Services - 4.2%	3PAR, Inc. (a)	2,500	27,575
	A.M. Castle & Co.	2,000	19,880
	ABM Industries, Inc.	5,000	105,200
	AMN Healthcare Services, Inc. (a)	4,420	42,034
	AMREP Corp. (a)	500	6,600
	APAC Customer Services, Inc. (a)	3,400	20,094
	ATG, Inc. (a)	1,100	—
	Acacia Research - Acacia Technologies (a)	3,300	28,743
	Acxiom Corp.	7,000	66,220
	Administaff, Inc.	2,500	65,675
	The Advisory Board Co. (a)	1,900	47,766
	Aecom Technology Corp. (a)	10,200	276,828
	Alliance Data Systems Corp. (a)(c)	7,100	433,668
	American Caresource Holdings, Inc. (a)	1,000	4,370
	American Dental Partners, Inc. (a)	1,500	21,000
	American Ecology Corp.	2,360	44,132
	American Reprographics Co. (a)	4,200	39,984
	Applied Industrial Technologies, Inc.	4,300	90,988
	Arcadia Resources, Inc. (a)	6,100	6,344
	Barnes Group, Inc.	3,800	64,942
	Barrett Business Services, Inc.	800	8,464
	Black Box Corp.	1,900	47,671
	Bowne & Co., Inc.	3,109	23,939
	The Brink’s Co.	6,100	164,151
	Brink’s Home Security Holdings, Inc. (a)	4,600	141,634
	Broadridge Financial Solutions LLC	17,000	341,700
	CBIZ, Inc. (a)	6,545	48,826
	CDI Corp.	1,500	21,075
	COMSYS IT Partners, Inc. (a)	1,400	8,960
	CRA International, Inc. (a)	1,400	38,206
	Cardtronics, Inc. (a)	600	4,692
	Casella Waste Systems, Inc. (a)	4,600	13,524

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cass Information Systems, Inc.	500	$14,930
	Ceco Environmental Corp. (a)	1,900	7,125
	Cenveo, Inc. (a)	4,100	28,372
	Champion Industries, Inc.	700	1,393
	Clean Harbors, Inc. (a)	2,800	157,528
	CoStar Group, Inc. (a)	2,400	98,928
	Coinstar, Inc. (a)	3,900	128,622
	Comfort Systems USA, Inc.	4,400	50,996
	Consolidated Graphics, Inc. (a)	1,900	47,405
	Cornell Cos., Inc. (a)	1,700	38,148
	Corporate Executive Board Co.	3,600	89,640
	Corrections Corp. of America (a)	13,000	294,450
	Courier Corp.	537	8,135
	Crawford & Co., Class B (a)	3,200	14,112
	Cross Country Healthcare, Inc. (a)	3,600	33,516
	CyberSource Corp. (a)	9,150	152,530
	DXP Enterprises, Inc. (a)	1,600	17,840
	Deluxe Corp.	4,600	78,660
	Dice Holdings, Inc. (a)	3,100	20,336
	Document Security Systems, Inc. (a)	2,500	5,850
	ENGlobal Corp. (a)	700	2,884
	EVCI Career Colleges Holding Corp. (a)	1	—
	Electro Rent Corp.	1,000	11,520
	eLoyalty Corp. (a)	40	320
	Emdeon, Inc., Class A (a)	2,759	44,696
	EnergySolutions, Inc.	8,400	77,448
	Ennis, Inc.	2,300	37,099
	Euronet Worldwide, Inc. (a)	5,245	126,037
	ExlService Holdings, Inc. (a)	2,300	34,178
	Exponent, Inc. (a)	1,700	47,889
	FTI Consulting, Inc. (a)	6,350	270,573
	First Advantage Corp., Class A (a)	1,300	24,115
	Frontline Capital Group (a)	300	—
	Fuel Tech, Inc. (a)	3,600	40,320
	Furmamite Corp. (a)	2,100	9,051
	G&K Services, Inc., Class A	2,000	44,320
	GATX Corp.	4,500	125,775
	GP Strategies Corp. (a)	3,400	25,466
	Genpact Ltd. (a)	5,800	71,340
	The Geo Group, Inc. (a)	5,700	114,969
	GeoEye, Inc. (a)	2,300	61,640
	Global Cash Access, Inc. (a)	4,400	32,164
	Global Payments, Inc.	8,720	407,224
	Great Lakes Dredge & Dock Corp.	6,000	41,880
	HLTH Corp. (a)(c)	10,092	147,444
	Harris Interactive, Inc. (a)	3,900	3,978

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Heartland Payment Systems, Inc.	3,200	$46,432
	Heidrick & Struggles International, Inc.	2,800	65,128
	Hewitt Associates, Inc., Class A (a)	10,620	386,887
	Hudson Highland Group, Inc. (a)	1,800	5,472
	Huron Consulting Group, Inc. (a)	3,200	82,656
	ICT Group, Inc. (a)	800	8,400
	Innerworkings, Inc. (a)	4,400	21,736
	Interline Brands, Inc. (a)	3,600	60,660
	Jack Henry & Associates, Inc.	10,400	244,088
	Kaman Corp., Class A	2,800	61,544
	Kelly Services, Inc., Class A	3,400	41,820
	Kforce, Inc. (a)	4,070	48,921
	Korn/Ferry International (a)	4,700	68,573
	LECG Corp. (a)	3,900	13,689
	Lawson Products, Inc.	534	9,297
	Lender Processing Services, Inc.	10,300	393,151
	Lincoln Educational Services Corp. (a)	1,000	22,880
	Lionbridge Technologies, Inc. (a)	5,700	14,820
	M&F Worldwide Corp. (a)	1,600	32,384
	MPS Group, Inc. (a)	8,800	92,576
	MSC Industrial Direct Co., Class A	4,600	200,468
	MWI Veterinary Supply, Inc. (a)	1,400	55,930
	Management Network Group, Inc. (a)	3,900	2,496
	Manpower, Inc.	8,516	482,942
	McGrath RentCorp	2,000	42,540
	Metalico, Inc. (a)	2,900	12,093
	Metavante Technologies, Inc. (a)	9,500	327,560
	Michael Baker Corp. (a)	900	32,706
	Mobile Mini, Inc. (a)	3,400	59,024
	Moduslink Global Solutions, Inc. (a)	5,070	41,016
	Multi-Color Corp.	1,300	20,059
	Nalco Holding Co.	15,400	315,546
	National CineMedia, Inc.	5,100	86,547
	Navigant Consulting, Inc. (a)	5,200	70,200
	NeuStar, Inc., Class A (a)	8,400	189,840
	Odyssey Marine Exploration, Inc. (a)	3,200	5,952
	On Assignment, Inc. (a)	2,500	14,625
	Online Resources Corp. (a)	1,900	11,723
	Onvia, Inc. (a)	60	361
	PRG-Schultz International, Inc. (a)	4,070	22,792
	Park-Ohio Holdings Corp. (a)	1,500	13,080
	Perma-Fix Environmental Services (a)	700	1,638
	Pfsweb, Inc. (a)	25	43
	PowerSecure International, Inc. (a)	1,900	12,882
	Premiere Global Services, Inc. (a)	5,885	48,904
	Protection One, Inc. (a)	1,175	5,182

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	RSC Holdings, Inc. (a)(c)	4,900	$35,623
	Rentrak Corp. (a)	200	3,572
	Resources Connection, Inc. (a)	4,900	83,594
	SYKES Enterprises, Inc. (a)	3,600	74,952
	Schnitzer Steel Industries, Inc., Class A	2,750	146,438
	School Specialty, Inc. (a)	2,000	47,440
	Spherion Corp. (a)	5,700	35,397
	Stamps.com, Inc. (a)	2,650	24,513
	The Standard Register Co.	1,800	10,584
	Startek, Inc. (a)	800	6,944
	Symyx Technologies, Inc. (a)	2,400	15,888
	Team, Inc. (a)	2,100	35,595
	TechTeam Global, Inc. (a)	2,300	19,550
	TeleTech Holdings, Inc. (a)	4,000	68,240
	Tetra Tech, Inc. (a)	8,025	212,903
	Thomas Group, Inc. (a)	2,000	2,600
	Tier Technologies, Inc., Class B (a)	2,000	16,960
	TrueBlue, Inc. (a)	5,100	71,757
	URS Corp. (a)	9,893	431,829
	Unifirst Corp.	1,700	75,565
	United Rentals, Inc. (a)	5,660	58,298
	United Stationers, Inc. (a)	2,600	123,786
	Universal Technical Institute, Inc. (a)	2,655	52,304
	Viad Corp.	2,250	44,798
	Volt Information Sciences, Inc. (a)	1,600	19,552
	Waste Connections, Inc. (a)	10,025	289,322
	Watson Wyatt Worldwide, Inc.	4,440	193,406
	Wright Express Corp. (a)	4,300	126,893

			11,491,297

Technology Hardware & Equipment - 6.8%	3Com Corp. (a)	47,790	249,942
	3D Systems Corp. (a)	2,200	20,306
	ADC Telecommunications, Inc. (a)	12,800	106,752
	AXT, Inc. (a)	1,200	2,304
	Acme Packet, Inc. (a)	4,700	47,047
	Actel Corp. (a)	2,900	35,293
	Adaptec, Inc. (a)	13,400	44,756
	Adtran, Inc.	7,980	195,909
	Advanced Analogic Technologies, Inc. (a)	5,000	19,850
	Advanced Energy Industries, Inc. (a)	3,500	49,840
	Agilysys, Inc.	3,300	21,747
	Airvana, Inc. (a)	2,000	13,540
	Alliance Fiber Optic Products, Inc. (a)	1,400	1,778
	American Technology Corp. (a)	1,700	3,009
	Amkor Technology, Inc. (a)	11,610	79,877
	Amtech Systems, Inc. (a)	100	530
	Anadigics, Inc. (a)	7,000	32,970

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Applied Micro Circuits Corp. (a)	9,475	$94,655
	Arris Group, Inc. (a)	13,498	175,609
	Aruba Networks, Inc. (a)	6,900	60,996
	Atheros Communications, Inc. (a)	8,000	212,240
	Atmel Corp. (a)	39,700	166,343
	Audiovox Corp., Class A (a)	2,200	15,070
	AuthenTec, Inc. (a)	3,100	8,680
	Avocent Corp. (a)	4,800	97,296
	Aware, Inc. (a)	900	2,196
	Axcelis Technologies, Inc. (a)	7,500	9,000
	Bell Microproducts, Inc. (a)	2,135	7,451
	Blue Coat Systems, Inc. (a)	4,140	93,522
	Brightpoint, Inc. (a)	5,656	49,490
	Brocade Communications Systems, Inc. (a)	49,057	385,588
	Brooks Automation, Inc. (a)	6,782	52,425
	Cabot Microelectronics Corp. (a)	2,600	90,636
	CalAmp Corp. (a)	1,300	3,640
	California Micro Devices CP (a)	4,000	12,880
	Cavium Networks, Inc. (a)	5,300	113,791
	Ceva, Inc. (a)	2,103	22,607
	Cirrus Logic, Inc. (a)	10,000	55,600
	Cohu, Inc.	2,400	32,544
	Compellent Technologies, Inc. (a)	1,800	32,490
	Comtech Telecommunications Corp. (a)	4,000	132,880
	Concurrent Computer Corp. (a)	390	1,794
	Conexant Systems, Inc. (a)	5,254	14,396
	Cray, Inc. (a)	3,675	30,613
	Cree, Inc. (a)	11,300	415,275
	Crown Castle International Corp. (a)	28,490	893,446
	Cymer, Inc. (a)	3,905	151,748
	Cypress Semiconductor Corp. (a)	19,300	199,369
	DSP Group, Inc. (a)	3,900	31,746
	Dataram Corp. (a)	100	339
	Diebold, Inc.	7,000	230,510
	Digi International, Inc. (a)	2,800	23,856
	Digital Lightwave, Inc. (a)	3,600	144
	DigitalGlobe, Inc. (a)	800	17,896
	Diodes, Inc. (a)	3,450	62,410
	Ditech Networks, Inc. (a)	2,000	4,180
	Dot Hill Systems Corp. (a)	4,100	7,134
	Dycom Industries, Inc. (a)	4,133	50,836
	EF Johnson Technologies, Inc. (a)	3,700	4,958
	EMS Technologies, Inc. (a)	2,000	41,640
	EchoStar Holding Corp. (a)	4,673	86,264
	Electroglas, Inc. (a)	1,700	14
	Electronics for Imaging, Inc. (a)	5,600	63,112
	eMagin Corp. (a)	20	33

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Emcore Corp. (a)(c)	8,600	$11,180
	Emulex Corp. (a)	11,100	114,219
	EndWare Corp. (a)	1,000	3,180
	Entegris, Inc. (a)	12,336	61,063
	Entorian Technologies, Inc. (a)	9,200	4,324
	Entropic Communications, Inc. (a)	5,700	15,618
	Exar Corp. (a)	5,457	40,109
	Extreme Networks, Inc. (a)	13,000	36,400
	F5 Networks, Inc. (a)	9,600	380,448
	FSI International, Inc. (a)	5,300	6,148
	Fairchild Semiconductor International, Inc. (a)	15,500	158,565
	Finisar Corp. (a)	4,617	44,691
	Formfactor, Inc. (a)	5,300	126,776
	Fusion Telecommunications International, Inc. (a)	4,500	855
	GTSI Corp. (a)	1,700	13,668
	Gerber Scientific, Inc. (a)	3,800	22,724
	Globecomm Systems, Inc. (a)	2,300	16,721
	Harmonic, Inc. (a)	10,500	70,140
	Harris Stratex Networks, Inc., Class A (a)	8,900	62,300
	Hittite Microwave Corp. (a)	2,100	77,238
	Hughes Communications, Inc. (a)	900	27,306
	Hutchinson Technology, Inc. (a)	2,995	21,265
	Hypercom Corp. (a)	3,100	9,610
	ICO Global Communications Holdings Ltd. (a)	15,100	12,986
	ID Systems, Inc. (a)	1,600	6,352
	IXYS Corp.	2,700	22,977
	iGO, Inc. (a)	1,700	1,853
	Ikanos Communications, Inc. (a)	5,800	13,514
	Imation Corp.	3,300	30,591
	Infinera Corp. (a)	10,300	81,885
	Infosonics Corp. (a)	3,600	5,148
	Ingram Micro, Inc., Class A (a)	17,130	288,641
	Insight Enterprises, Inc. (a)	4,000	48,840
	Integral Systems, Inc. (a)	4,880	33,672
	Integrated Device Technology, Inc. (a)	22,370	151,221
	Integrated Silicon Solutions, Inc. (a)	2,170	8,159
	Intellon Corp. (a)	400	2,836
	InterDigital, Inc. (a)	5,900	136,644
	Intermec, Inc. (a)	5,000	70,500
	International Rectifier Corp. (a)	7,100	138,379
	Intersil Corp., Class A	15,315	234,473
	Ixia (a)	2,600	17,836
	KVH Industries, Inc. (a)	2,700	26,973
	Kopin Corp. (a)	4,500	21,600
	Kulicke & Soffa Industries, Inc. (a)	6,800	41,004
	LTX-Credence Corp. (a)	23,535	38,833
	Lam Research Corp. (a)	15,300	522,648

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lantronix, Inc. (a)	2,100	$1,197
	LaserCard Corp. (a)	3,195	26,966
	Lattice Semiconductor Corp. (a)	12,770	28,733
	Leadis Technology, Inc. (a)	6,100	6,100
	Limelight Networks, Inc. (a)	7,100	28,826
	Loral Space & Communications Ltd. (a)	1,400	38,472
	MIPS Technologies, Inc. (a)	4,900	18,473
	MKS Instruments, Inc. (a)	4,553	87,827
	Marvell Technology Group Ltd. (a)	59,300	960,067
	Mastec, Inc. (a)	5,100	61,965
	Mattson Technology, Inc. (a)	5,200	14,664
	Maxim Integrated Products, Inc.	34,900	633,086
	Mercury Computer Systems, Inc. (a)	1,400	13,804
	Micrel, Inc.	5,660	46,129
	Micros Systems, Inc. (a)	8,900	268,691
	Microsemi Corp. (a)	8,917	140,799
	Microtune, Inc. (a)	2,000	3,640
	Mindspeed Technologies, Inc. (a)	1,193	3,436
	MoSys, Inc. (a)	1,855	4,638
	Monolithic Power Systems, Inc. (a)	3,300	77,385
	NCR Corp. (a)	19,874	274,659
	NETGEAR, Inc. (a)	4,500	82,575
	Nanometrics, Inc. (a)	3,700	24,309
	NetList, Inc. (a)	4,500	3,103
	Netlogic Microsystems, Inc. (a)	2,500	112,500
	Network Engines, Inc. (a)	7,500	8,325
	Network Equipment Technologies, Inc. (a)	1,800	13,014
	Neutral Tandem, Inc. (a)	4,800	109,248
	Nextwave Wireless, Inc. (a)	26,600	23,674
	Novatel Wireless, Inc. (a)	4,786	54,369
	ON Semiconductor Corp. (a)	48,481	399,968
	Occam Networks, Inc. (a)	400	1,480
	Oclaro, Inc. (a)	19,781	21,759
	Omnivision Technologies, Inc. (a)	7,000	113,960
	OpNext, Inc. (a)	3,400	9,962
	Oplink Communications, Inc. (a)	2,200	31,944
	Optical Cable Corp. (a)	247	748
	Overland Storage, Inc. (a)	800	824
	PAR Technology Corp. (a)	1,000	6,380
	PC Connection, Inc. (a)	3,000	16,320
	PLX Technology, Inc. (a)	2,900	9,773
	PMC-Sierra, Inc. (a)	24,000	229,440
	Palm, Inc. (a)(c)	15,326	267,132
	ParkerVision, Inc. (a)(c)	1,200	4,908
	Peco II, Inc. (a)	90	268
	Performance Technologies, Inc. (a)	500	1,435

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Pericom Semiconductor Corp. (a)	3,200	$31,392
	Photronics, Inc. (a)	4,300	20,382
	Pixelworks, Inc. (a)	1,100	3,718
	Plantronics, Inc.	5,100	136,731
	Polycom, Inc. (a)	10,429	278,976
	Power Integrations, Inc.	3,200	106,656
	Preformed Line Products Co.	400	16,020
	Presstek, Inc. (a)	3,140	6,625
	Quantum Corp. (a)	19,700	24,822
	QuickLogic Corp. (a)	200	340
	RF Micro Devices, Inc. (a)	30,086	163,367
	Radiant Systems, Inc. (a)	3,100	33,294
	Radisys Corp. (a)	2,800	24,332
	Rambus, Inc. (a)(c)	11,700	203,580
	Rimage Corp. (a)	1,600	27,344
	Riverbed Technology, Inc. (a)	7,300	160,308
	Rudolph Technologies, Inc. (a)	3,428	25,367
	SBA Communications Corp., Class A (a)	13,000	351,390
	SCM Microsystems, Inc. (a)	800	1,928
	STEC, Inc. (a)(c)	4,600	135,194
	SYNNEX Corp. (a)	2,000	60,960
	ScanSource, Inc. (a)	2,900	82,128
	SeaChange International, Inc. (a)	3,100	23,250
	Seagate Technology	57,432	873,541
	Semitool, Inc. (a)	2,400	20,280
	Semtech Corp. (a)	6,300	107,163
	Shoretel, Inc. (a)	1,700	13,277
	Sigma Designs, Inc. (a)	4,300	62,479
	Silicon Graphics International Corp. (a)	5,400	36,234
	Silicon Image, Inc. (a)	8,200	19,926
	Silicon Laboratories, Inc. (a)	5,700	264,252
	Silicon Storage Technology, Inc. (a)	6,000	14,520
	Skyworks Solutions, Inc. (a)	21,300	282,012
	Smart Modular Technologies WWH, Inc. (a)	2,900	13,804
	Sonic Foundry, Inc. (a)	6,500	4,160
	SonicWALL, Inc. (a)	5,900	49,560
	Sonus Networks, Inc. (a)	22,000	46,640
	Standard Microsystems Corp. (a)	2,400	55,704
	Starent Networks Corp. (a)	5,700	144,894
	Stratasys, Inc. (a)	2,440	41,870
	Super Micro Computer, Inc. (a)	3,900	32,994
	Superconductor Technologies, Inc. (a)	432	1,296
	Supertex, Inc. (a)	2,200	66,000
	Sycamore Networks, Inc. (a)	20,300	61,306
	Symmetricom, Inc. (a)	4,876	25,258
	Synaptics, Inc. (a)(c)	4,550	114,660
	Syniverse Holdings, Inc. (a)	7,300	127,750

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Systemax, Inc. (a)	1,200	$14,556
	TNS, Inc. (a)	2,800	76,720
	Tech Data Corp. (a)	6,400	266,304
	Techwell, Inc. (a)	1,900	20,862
	Tegal Corp. (a)	841	1,068
	Tekelec (a)	6,300	103,509
	Telkonet, Inc. (a)	3,300	1,122
	Telular Corp. (a)	200	650
	Tessera Technologies, Inc. (a)	5,300	147,817
	TranSwitch Corp. (a)	22,535	15,775
	Transact Technologies, Inc. (a)	1,140	6,042
	TriQuint Semiconductor, Inc. (a)	20,045	154,747
	Trident Microsystems, Inc. (a)	6,900	17,871
	UTStarcom, Inc. (a)(c)	11,000	22,990
	Ultra Clean Holdings, Inc. (a)	3,700	19,092
	Ultratech, Inc. (a)	4,000	52,920
	Varian Semiconductor Equipment Associates, Inc. (a)	9,350	307,054
	Veraz Networks, Inc. (a)	3,300	3,069
	VeriFone Holdings, Inc. (a)	9,000	143,010
	Viasat, Inc. (a)	3,400	90,372
	Virage Logic Corp. (a)	2,300	11,983
	Volterra Semiconductor Corp. (a)	4,000	73,480
	Westell Technologies, Inc., Class A (a)	5,300	7,049
	White Electronic Designs Corp. (a)	3,100	14,322
	WorldGate Communications, Inc. (a)	200	149
	Zhone Technologies, Inc. (a)	7,424	3,712
	Zoran Corp. (a)	5,661	65,215

			18,793,024

Tobacco - 0.1%	Alliance One International, Inc. (a)	13,700	61,376
	Schweitzer-Mauduit International, Inc.	2,100	114,156
	Star Scientific, Inc. (a)(c)	21,700	20,181
	Universal Corp.	3,345	139,888
	Vector Group Ltd.	4,737	73,795

			409,396

Travel & Leisure - 3.8%	AFC Enterprises, Inc. (a)	2,800	23,576
	AMR Corp. (a)(b)	34,800	276,660
	AirTran Holdings, Inc. (a)	13,400	83,750
	Alaska Air Group, Inc. (a)	3,800	101,802
	All-American SportPark, Inc. (a)	4,038	606
	Allegiant Travel Co. (a)(c)	2,100	79,989
	Ambassadors Group, Inc.	2,500	39,125
	Ambassadors International, Inc. (a)	1,800	1,854
	American Classic Voyages Co. (a)	100	—
	Ameristar Casinos, Inc.	2,500	39,450
	Avis Budget Group, Inc. (a)	12,840	171,542

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	BJ’s Restaurants, Inc. (a)	2,000	$29,980
	Bally Technologies, Inc. (a)	6,500	249,405
	Benihana, Inc., (a)	615	3,733
	Benihana, Inc. Class A (a)	2,630	15,070
	Bluegreen Corp. (a)	1,100	3,355
	Bob Evans Farms, Inc.	3,300	95,898
	Bowl America, Inc., Class A	210	2,679
	Boyd Gaming Corp. (a)	6,100	66,673
	Brinker International, Inc.	12,600	198,198
	Buffalo Wild Wings, Inc. (a)	2,600	108,186
	Burger King Holdings, Inc.	9,500	167,105
	CEC Entertainment, Inc. (a)	2,650	68,529
	CKE Restaurants, Inc.	5,600	58,744
	California Pizza Kitchen, Inc. (a)	3,000	46,860
	Carmike Cinemas, Inc.	2,500	25,275
	Cedar Fair, LP	4,900	51,597
	Century Casinos, Inc. (a)	5,100	14,790
	The Cheesecake Factory, Inc. (a)	7,417	137,363
	Chipotle Mexican Grill, Inc., Class A (a)(c)	3,700	359,085
	Choice Hotels International, Inc.	3,400	105,604
	Churchill Downs, Inc.	800	30,800
	Cinemark Holdings, Inc.	3,700	38,332
	Continental Airlines, Inc., Class B (a)	17,170	282,275
	Cosi, Inc. (a)(c)	5,500	3,464
	Cracker Barrel Old Country Store, Inc.	3,315	114,036
	Delta Air Lines, Inc. (a)	89,225	799,456
	Denny’s Corp. (a)	10,600	28,196
	Diamondhead Casino Corp. (a)	4,600	4,140
	DineEquity, Inc.	1,700	42,075
	Dollar Thrifty Automotive Group, Inc. (a)	2,800	68,852
	Domino’s Pizza, Inc. (a)	4,800	42,432
	Dover Downs Gaming & Entertainment, Inc.	3,116	17,761
	Dover Motorsports, Inc.	3,300	4,950
	Einstein Noah Restaurant Group, Inc. (a)	1,100	13,244
	Elixir Gaming Technologies, Inc. (a)	3,300	924
	Empire Resorts, Inc. (a)	5,300	15,953
	ExpressJet Holdings, Inc. (a)	160	400
	FLO Corp. (a)	65	1
	Famous Dave’s of America, Inc. (a)	2,500	14,625
	Flanigan’s Enterprises, Inc. (a)	200	1,110
	FortuNet, Inc.	2,100	3,927
	Full House Resorts, Inc. (a)	1,000	2,710
	Gaming Partners International Corp. (a)	1,400	8,120
	Gaylord Entertainment Co. (a)	3,720	74,772
	Great Lakes Aviation Ltd. (a)	700	714
	Great Wolf Resorts, Inc. (a)	1,800	6,426

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Hawaiian Holdings, Inc. (a)	5,102	$42,143
	Hertz Global Holdings, Inc. (a)(c)	20,300	219,849
	InnSuites Hospitality Trust	800	976
	International Speedway Corp., Class A	3,200	88,224
	Interval Leisure Group, Inc. (a)	3,860	48,173
	Isle of Capri Casinos, Inc. (a)	2,900	34,191
	Jack in the Box, Inc. (a)	6,200	127,038
	JetBlue Airways Corp. (a)	32,175	192,407
	Krispy Kreme Doughnuts, Inc. (a)	6,400	22,848
	Landry’s Restaurants, Inc. (a)	1,200	12,600
	Las Vegas Sands Corp. (a)(c)	50,300	847,052
	Life Time Fitness, Inc. (a)	4,100	115,005
	Live Nation, Inc. (a)	8,600	70,434
	Lodgian, Inc. (a)	1,100	1,826
	Luby’s, Inc. (a)	1,700	7,140
	MGM Mirage (a)(c)	29,711	357,720
	MTR Gaming Group, Inc. (a)	2,100	6,426
	Marcus Corp.	1,500	19,185
	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,700	12,648
	Mesa Air Group, Inc. (a)	2,000	514
	Monarch Casino & Resort, Inc. (a)	1,900	20,444
	Morgans Hotel Group Co. (a)	3,800	20,596
	Multimedia Games, Inc. (a)	1,900	9,728
	O’Charleys, Inc.	2,105	19,724
	Orbitz Worldwide, Inc. (a)	4,800	29,664
	Orient Express Hotels Ltd., Class A	7,500	86,325
	P.F. Chang’s China Bistro, Inc. (a)	3,295	111,931
	Panera Bread Co., Class A (a)	4,000	220,000
	Papa John’s International, Inc. (a)	2,900	71,253
	Peet’s Coffee & Tea, Inc. (a)	1,800	50,814
	Penn National Gaming, Inc. (a)	7,100	196,386
	Pinnacle Airlines Corp. (a)	3,100	20,770
	Pinnacle Entertainment, Inc. (a)	6,600	67,254
	Premier Exhibitions, Inc. (a)	3,700	3,848
	Priceline.com, Inc. (a)	4,933	817,990
	Reading International, Inc., Class A (a)	1,300	5,343
	Red Lion Hotels Corp. (a)	500	2,875
	Red Robin Gourmet Burgers, Inc. (a)	1,900	38,798
	Regal Entertainment Group, Series A	8,700	107,184
	Republic Airways Holdings, Inc. (a)	3,800	35,454
	Rick’s Cabaret International, Inc. (a)	900	7,740
	Royal Caribbean Cruises Ltd. (c)	16,700	402,136
	Ruby Tuesday, Inc. (a)	5,400	45,468
	Ruth’s Hospitality Group, Inc. (a)	3,400	14,348
	Scientific Games Corp., Class A (a)	7,400	117,142
	Shuffle Master, Inc. (a)	7,343	69,171

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Silverleaf Resorts, Inc. (a)	6,600	$8,778
	Six Flags, Inc. (a)	11,700	1,767
	SkyWest, Inc.	6,000	99,480
	Sonesta International Hotels Corp., Class A	200	2,500
	Sonic Corp. (a)	6,737	74,511
	Speedway Motorsports, Inc.	1,500	21,585
	The Steak n Shake Co. (a)	2,900	34,133
	Steiner Leisure Ltd. (a)	1,600	57,216
	Texas Roadhouse, Inc., Class A (a)	5,700	60,534
	Town Sports International Holdings, Inc. (a)	700	1,757
	TravelCenters of America LLC (a)	3,460	19,341
	Travelzoo, Inc. (a)	1,100	15,543
	UAL Corp. (a)(c)	18,430	169,925
	US Airways Group, Inc. (a)	18,259	85,817
	VCG Holding Corp. (a)	2,600	5,720
	Vail Resorts, Inc. (a)	3,200	107,328
	Vanguard Airlines, Inc. (a)	200	—
	WMS Industries, Inc. (a)	5,500	245,080
	Wendy’s	45,600	215,688
	World Wrestling Entertainment, Inc.	4,900	68,649
	Youbet.com, Inc. (a)	3,490	7,329

			10,367,644

	Total Common Stocks - 98.4%		270,044,029

	Warrants (e)

Alternative Energy - 0.0%	GreenHunter Energy, Inc. (expires 8/27/11) (f)	30	—

Automobiles & Parts - 0.0%	Federal-Mogul Corp., Class A (expires 12/27/14)	249	65

Technology Hardware & Equipment - 0.0%	Lantronix, Inc. (expires 2/09/11)	2	—

	Total Warrants - 0.0%		65

	Rights

Pharmaceuticals & Biotechnology - 0.0%	Ligand Pharmaceuticals Inc. (expires 12/31/11)	4,000	—

	Total Rights - 0.0%		—

	Other Interests (g)

Chemicals - 0.0%	Eden Bioscience Liquidating Trust	299	382

Industrial Engineering - 0.0%	Soft Branos Inc.	114	—

Oil & Gas Producers - 0.0%	PetroCorp, Inc. (Escrow Shares)	600	—

Pharmaceuticals & Biotechnology - 0.0%	Tripos, Inc. Liquidating Trust	700	—

	Total Other Interests - 0.0%		382

	Total Long-Term Investments (Cost - $275,903,226) - 98.4%		270,044,476

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, 0.28% (d)(h)	3,828,863	$3,828,863

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.29% (d)(h)(i)	$19,123	19,122,860

Total Short-Term Securities (Cost - $22,951,723) - 8.4%		22,951,723

Total Investments (Cost - $298,854,949*) - 106.8%		292,996,199
Liabilities in Excess of Other Assets - (6.8)%		(18,749,841)

Net Assets - 100.0%		$274,246,358

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$301,477,843

Gross unrealized appreciation	$43,714,289
Gross unrealized depreciation	(52,195,933)

Net unrealized depreciation	$(8,481,644)

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Income

Anthracite Capital Inc.	$1,370		—		—
BlackRock, Inc.	$98,520		—		$5,304
BlackRock Liquidity Funds, TempCash	$3,828,863	[1]	—		$21,749
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$6,982,379	[2]	$8,529
BlackRock Liquidity Series, LLC Money Market Series	$10,791,427	[1]	—		$122,080

	[1]	Represents net purchase cost.

	[2]	Represents net sale cost.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)	Restricted security as to resale, representing 0.0% of net assets, were as follows:

Issue	Acquisition Date(s)	Cost	Value

GreenHunter Energy, Inc.	4/18/08-5/16/08	$—	$—

(g)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash proceeds from securities loans.

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

15	Russell 200 Index	December 2009	$893,056	$11,444
41	S&P 400 MidCap Index	December 2009	$2,766,356	59,364

Total				$70,808

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$270,044,077
Short-Term Securities	3,828,863

Total Level 1	273,872,940

Level 2
Short-Term Securities	19,122,860

Level 3
Long-Term Investments
Chemicals	382
Financial Services	16
Pharmaceuticals & Biotechnology	1

Total Level 3	399

Total	$292,996,199

[1] See above Schedule of Investments for values in each industry excluding the industries in Level 3 within the table.

Master Extended Market Index Series of Quantitative Master Series LLC

Schedule of Investments September 30, 2009 (Unaudited)

Valuation Inputs	Other Financial Instruments [2]

Assets

Level 1	$70,808
Level 2	—
Level 3	—

Total	$70,808

[2] Other financial instruments are futures. Futures are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

	Chemicals	Financial Services	Pharmaceuticals & Biotechnology	Total

Balance, as of December 31, 2008	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—
Net purchases (sales)	—	—	—	—
Net transfers in/out of Level 3	$382	$16	$1	$399

Balance, as of September 30, 2009	$382	$16	$1	$399

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 20, 2009